                       SEMIANNUAL REPORT / APRIL 30 2001


                             AIM EQUITY FUNDS, INC.

                             INSTITUTIONAL CLASSES

                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                              AIM WEINGARTEN FUND


                                 [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

TABLE OF CONTENTS

AIM Charter Fund                         2
AIM Constellation Fund                  16
AIM Weingarten Fund                     29

AN INVESTMENT IN THESE FUNDS IS NOT A DEPOSIT OF A BANK AND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.



This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER

                    Dear Fellow Shareholder:

                    The six months ended April 30, 2001, the period covered by
[PHOTO OF           this report, were among the most difficult we have seen in
ROBERT H.           equity markets in years. Major indexes, both foreign and
GRAHAM]             domestic, posted negative returns, with the technology
                    sector and large-cap growth stocks hardest hit. By contrast, most segments of the bond market turned in positive returns.
                        What's the lesson? Well, just as the dot-com disaster
                    taught us that fundamentals such as earnings really do matter after all, I think this bear market has taught us that old-time investing basics such as diversification still matter too.
                        During the long bull market, which ran from 1982 until
                    last year, many pundits began to act as if stocks were risk-free investments, inevitably rising. That was never true. Downturns like the recent one are normal. Since its inception in 1926, the S&P 500 has seen a 20% decline--often used as the definition of a bear market--about every four and one-half to five years.

Similarly, different asset classes go in and out of favor. Some years growth stocks are the best place to be; other years, value stocks. No one has devised a reliable technique for timing these changes of sentiment. But portfolio diversification has proven to be an effective way to manage the resulting risks over time.

HOW TO DIVERSIFY
One basic way to diversify is by owning funds invested in the three main types of securities: stocks, bonds and money market instruments. Generally speaking, when the stock market is up, the bond market is down and vice versa, while short-term money market investments provide steady return. Holding all three asset classes can help cushion your portfolio against big swings in any one category.
    Within an asset class, it is worth diversifying further. It is helpful, for example, to invest in different types of equities: growth and value stocks, domestic and foreign, large-company and small. Fixed-income assets can be diversified the same way with funds invested across various quality sectors, from super-safe U.S. Treasuries to riskier high-yield bonds. Your financial advisor can help you build a diversified portfolio by selecting a variety of funds.
    Diversifying also means regularly evaluating your assets and realigning the mix when necessary. The right asset mix depends on your financial situation, your age and your goals. Visit with your financial advisor at least once a year to review your investments to make sure they still make sense.

YOUR FUND MANAGERS' COMMENTS
The last six months have tested the patience of most investors, and we'd like to thank you for your confidence in us as we look forward to what we hope will be less trying markets the rest of this year.
    Your fund's portfolio managers discuss your fund in the following pages: what market conditions were like and how they have managed your fund. We hope you find their comments informative. If you have any questions or comments, please contact our Client Services Department at 800-659-1005 during normal business hours.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

AIM CHARTER FUND


AIM Charter Fund is for shareholders who seek growth of capital with a secondary objective of current income.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Charter Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.
o Institutional Class average annual total returns as of the close of the reporting period were as follows: inception (7/30/91), 12.81%; five years, 12.80%; one year, -24.89%.
o In addition, industry regulations require us to provide average annual total returns for the Institutional Class shares as of 3/31/01, the most recent calendar quarter-end, which were: inception (7/30/91), 11.64%; five years, 10.88%; one year, -37.14%.
o The fund's investment return and principal value will fluctuate, so an investor's shares (when redeemed) may be worth more or less than their original cost.
o   Past performance cannot guarantee comparable future results.
o DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Russell 1000 Stock Index represents the performance of the stocks of large-capitalization companies. The Growth segment of this index includes companies with higher price/book ratios and forecasted growth values, while the Value segment includes companies with lower price/book ratios and forecasted growth values.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

                                AIM CHARTER FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

TOUGH SAILING FOR FUND AS LARGE-CAP
GROWTH STOCKS SINK

HOW DID AIM CHARTER FUND PERFORM DURING THE REPORTING PERIOD?
Investor concern about the slowing economy and declining corporate earnings growth led most major stock-market indexes to plunge for nearly all of the reporting period. Large-cap growth stocks, such as those in which the fund invests, were hit the hardest. Total return for the Russell 1000 Growth Index for the period covered by this report was -26.43%. During the same period, the fund posted total returns for the Institutional Class shares of -22.43%.
    A series of interest-rate cuts by the Federal Reserve Board (the Fed) helped spark a market upturn in April. Led by renewed optimism in equity markets and growth stocks, the fund showed improved performance for the month, posting total returns for the Institutional Class shares of 11.71%.

WHAT WAS THE MARKET ENVIRONMENT LIKE OVER THE PAST SIX MONTHS?
When the reporting period began, stocks were already struggling because of concerns about earnings. Uncertainty about the outcome of the presidential election exacerbated the market malaise, and even the resolution of the election controversy failed to produce a sustained stock-market rally.
    Market performance improved somewhat with the first in a series of Fed interest-rate cuts in January. Investors rushed to buy stocks that had fallen drastically in price during the severe market sell-off late in 2000. Technology stocks, badly beaten up in 2000, led the market in January. Nonetheless, investor concern about corporate profitability again became paramount in February and March, once more sending market indexes tumbling, as a string of high-profile companies issued earnings warnings. Slowing economic growth and rising energy and labor costs undermined corporate profits, and global competition hindered companies from raising prices for their products and services.
    Technology stocks, which led the market upward in January, led it downward in February and March. Eventually, the sell-off affected nearly every market sector. After disappointing investors with a less-than-hoped-for rate cut in March, the Fed unexpectedly cut interest rates again in April, sparking a market upturn. Even so, investors remained concerned about the economy and corporate earnings prospects, and the market rally was tentative.

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?
We invest in stocks that we expect to experience strong long-term growth because AIM has found that this earnings-momentum strategy can provide strong long-term growth for shareholders. Unfortunately, value stocks outperformed growth stocks for most of the reporting period, continuing a trend that began in 2000; demonstrating this trend, the Russell 1000 Value Index had a return of -0.14% for the six-month reporting period, while, as mentioned previously, the Russell 1000 Growth Index had a return of -26.43%.

                     -------------------------------------

                       AIM HAS FOUND THAT THIS EARNINGS-

                         MOMENTUM STRATEGY CAN PROVIDE

                          STRONG LONG-TERM GROWTH FOR

                                 SHAREHOLDERS.

                     -------------------------------------

    The performance of growth stocks particularly suffered because many investors believed that such stocks (especially technology issues) were overvalued and sought more reasonably priced stocks. This had a negative effect on the fund. But the performance of these stocks improved noticeably in April, which was reflected in the fund's improved performance for the month.

HOW DID SECTOR PERFORMANCE AFFECT THE FUND?
The fund's top sector weightings at the close of the reporting period were financials, technology and health care. While we continued to find technology companies with good long-term growth prospects, the entire sector struggled throughout the reporting period, which hurt the fund's performance.
    Financial and health-care stocks performed well early in the reporting period as investors moved into sectors that are perceived as more defensive and earnings-certain. This helped the fund particularly while tech stocks continued to plummet. Energy and utility stocks, in which the fund had small weightings, also performed well during this time.
    The opening months of 2001 were a different story, when most market sectors fell along with the broad market. And as the reporting period closed, consumer-cyclical stocks (such as retailers, advertising and broadcast companies), in which we had a small weighting, were the best performers.

                                AIM CHARTER FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

PORTFOLIO COMPOSITION
As of 4/30/01, based on total net assets

=======================================================================================================================
TOP 10 EQUITY HOLDINGS                                      TOP 10 INDUSTRIES
-----------------------------------------------------------------------------------------------------------------------
 1. Tyco International Ltd. (Bermuda)       4.89%            1. Financial (Diversified)                      12.93%
 2. General Electric Co.                    4.79             2. Health Care (Drugs-Major Pharmaceuticals)     8.40
 3. J.P. Morgan Chase & Co.                 4.74             3. Investment Banking/Brokerage                  6.68
 4. Pfizer Inc.                             4.12             4. Computers (Software & Services)               6.33
 5. Target Corp.                            3.93             5. Electronics (Semiconductors)                  6.00
 6. AOL Time Warner Inc.                    3.92             6. Manufacturing (Diversified)                   5.59
 7. Citigroup Inc.                          3.81             7. Electrical Equipment                          4.79
 8. Morgan Stanley Dean Witter & Co.        3.23             8. Communications Equipment                      3.95
 9. American International Group, Inc.      3.17             9. Retail (General Merchandise)                  3.93
10. American Express Co.                    2.40            10. Entertainment                                 3.92

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.

=======================================================================================================================


WHAT STOCKS PERFORMED WELL FOR THE FUND?
Retailer Target continued to show strong sales growth despite the slowdown in U.S. consumer spending, and its stock responded in kind, benefiting the fund. Best known for its namesake discount chain, the company also operates Mervyn's and Marshall Field's stores.
    American International Group (AIG), the world's largest insurer and a top fund holding, reported a 15% rise in its net income over the previous year. AIG said that its commercial property/casualty and overseas life insurance businesses both performed strongly.
    Despite the pullback of health-care stocks, fund holding Pfizer continued its run of excellent performance, reporting a 35% jump in first-quarter earnings over the previous year. The drug giant expects its annual earnings to climb 25% in the next two years.

                     -------------------------------------

                        ...OVER THE LONG TERM WE BELIEVE

                       THAT THE MARKET WILL REWARD THOSE

                         STOCKS THAT DELIVER CONSISTENT

                                EARNINGS GROWTH.

                     -------------------------------------

WHAT WERE CONDITIONS LIKE AS THE REPORTING PERIOD CLOSED?
Despite April's stock-market rally, investors continued to be cautious as unemployment crept higher and consumer confidence edged lower. Although investors and analysts both agreed that financial markets would continue to be choppy, there was renewed optimism that the worst of the markets' slump may be over.
    While inflation remains low, the Fed is ever diligent in watching to see if more stimulus will be needed to jump-start the sagging U.S. economy. Fed rate cuts have historically had a positive impact on markets, though the effects often do not appear for months as the cuts trickle down through the economy.
    Still, market watchers are keeping a close eye on earnings to find some indication as to whether more hard-hit companies are on their way back up. Despite the market's short-term fluctuations, over the long term we believe that the market will reward those stocks that deliver consistent earnings growth.

                                AIM CHARTER FUND

SCHEDULE OF INVESTMENTS
April 30, 2001
(Unaudited)

                                                     MARKET
                                     SHARES          VALUE
DOMESTIC STOCKS AND OTHER EQUITY
  INTERESTS-87.74%

BANKS (MAJOR REGIONAL)-1.06%

Bank of New York Co., Inc. (The)     1,500,000   $   75,300,000
===============================================================

BEVERAGES (ALCOHOLIC)-0.45%

Anheuser-Busch Cos., Inc.              800,000       31,992,000
===============================================================

BIOTECHNOLOGY-0.67%

Amgen Inc.(a)                          775,000       47,383,500
===============================================================

COMMUNICATIONS EQUIPMENT-2.00%

Comverse Technology, Inc.(a)         1,600,000      109,600,000
---------------------------------------------------------------
JDS Uniphase Corp.(a)                1,500,000       32,070,000
===============================================================
                                                    141,670,000
===============================================================

COMPUTERS (HARDWARE)-0.80%

Compaq Computer Corp.                2,000,000       35,000,000
---------------------------------------------------------------
Sun Microsystems, Inc.(a)            1,250,000       21,400,000
===============================================================
                                                     56,400,000
===============================================================

COMPUTERS (NETWORKING)-2.03%

Cisco Systems, Inc.(a)               5,885,100       99,928,998
---------------------------------------------------------------
Juniper Networks, Inc.(a)              750,000       44,272,500
===============================================================
                                                    144,201,498
===============================================================

COMPUTERS (PERIPHERALS)-1.52%

Brocade Communications Systems,
  Inc.(a)                              750,000       28,492,500
---------------------------------------------------------------
EMC Corp.(a)                         2,000,000       79,200,000
===============================================================
                                                    107,692,500
===============================================================

COMPUTERS (SOFTWARE & SERVICES)-5.23%

Microsoft Corp.(a)                   2,500,000      169,375,000
---------------------------------------------------------------
Oracle Corp.(a)                      6,000,000       96,960,000
---------------------------------------------------------------
VERITAS Software Corp.(a)            1,750,000      104,317,500
===============================================================
                                                    370,652,500
===============================================================

ELECTRIC COMPANIES-0.96%

Edison International(a)              3,250,000       32,012,500
---------------------------------------------------------------
PG&E Corp.(a)                        4,000,000       35,880,000
===============================================================
                                                     67,892,500
===============================================================

ELECTRICAL EQUIPMENT-4.79%

General Electric Co.                 7,000,000      339,710,000
===============================================================

                                                     MARKET
                                     SHARES          VALUE
ELECTRONICS (SEMICONDUCTORS)-3.84%

Analog Devices, Inc.(a)              1,500,000   $   70,965,000
---------------------------------------------------------------
Intel Corp.                          1,150,000       35,546,500
---------------------------------------------------------------
Linear Technology Corp.                800,000       38,432,000
---------------------------------------------------------------
Texas Instruments Inc.               1,600,000       61,920,000
---------------------------------------------------------------
Xilinx, Inc.(a)                      1,375,000       65,271,250
===============================================================
                                                    272,134,750
===============================================================

ENTERTAINMENT-3.92%

AOL Time Warner Inc.(a)              5,500,000      277,750,000
===============================================================

EQUIPMENT (SEMICONDUCTOR)-3.48%

Applied Materials, Inc.(a)           2,250,000      122,850,000
---------------------------------------------------------------
KLA-Tencor Corp.(a)                  1,250,000       68,700,000
---------------------------------------------------------------
Teradyne, Inc.(a)                    1,400,000       55,300,000
===============================================================
                                                    246,850,000
===============================================================

FINANCIAL (DIVERSIFIED)-12.93%

American Express Co.                 4,000,000      169,760,000
---------------------------------------------------------------
Citigroup Inc.                       5,500,000      270,325,000
---------------------------------------------------------------
Freddie Mac                          1,500,000       98,700,000
---------------------------------------------------------------
J.P. Morgan Chase & Co.              7,000,000      335,860,000
---------------------------------------------------------------
State Street Corp.                     400,000       41,512,000
===============================================================
                                                    916,157,000
===============================================================

FOODS-0.96%

Quaker Oats Co. (The)                  700,000       67,900,000
===============================================================

HEALTH CARE (DIVERSIFIED)-2.04%

American Home Products Corp.         2,500,000      144,375,000
===============================================================

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-8.40%

Allergan, Inc.                         900,000       68,400,000
---------------------------------------------------------------
Pfizer Inc.                          6,750,000      292,275,000
---------------------------------------------------------------
Pharmacia Corp.                      2,500,000      130,650,000
---------------------------------------------------------------
Pharmacia Corp.-$2.60 Conv. Pfd.
  ACES (Cost $43,803,510)(e)         1,000,000       46,160,000
---------------------------------------------------------------
Schering-Plough Corp.                1,500,000       57,810,000
===============================================================
                                                    595,295,000
===============================================================

HEALTH CARE (HOSPITAL
  MANAGEMENT)-0.76%

Health Management Associates,
  Inc.- Class A(a)                   3,000,000       53,760,000
===============================================================

                                AIM CHARTER FUND

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (MANAGED CARE)-2.45%

CIGNA Corp.                            400,000   $   42,680,000
---------------------------------------------------------------
UnitedHealth Group Inc.              2,000,000      130,960,000
===============================================================
                                                    173,640,000
===============================================================

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.63%

Medtronic, Inc.                      1,000,000       44,600,000
===============================================================

INSURANCE (MULTI-LINE)-3.17%

American International Group,
  Inc.                               2,750,000      224,950,000
===============================================================

INSURANCE BROKERS-1.02%

Marsh & McLennan Cos., Inc.            750,000       72,330,000
===============================================================

INVESTMENT BANKING/BROKERAGE-6.68%

Goldman Sachs Group, Inc. (The)      1,000,000       91,100,000
---------------------------------------------------------------
Merrill Lynch & Co., Inc.            2,000,000      123,400,000
---------------------------------------------------------------
Morgan Stanley Dean Witter & Co.     3,650,000      229,183,500
---------------------------------------------------------------
Schwab (Charles) Corp. (The)         1,500,000       29,700,000
===============================================================
                                                    473,383,500
===============================================================

INVESTMENT MANAGEMENT-1.04%

Stilwell Financial, Inc.             2,500,000       73,675,000
===============================================================

MANUFACTURING (DIVERSIFIED)-0.69%

Honeywell International Inc.         1,000,000       48,880,000
===============================================================

NATURAL GAS-2.52%

Dynegy Inc.-Class A                  2,000,000      115,700,000
---------------------------------------------------------------
Enron Corp.                          1,000,000       62,720,000
===============================================================
                                                    178,420,000
===============================================================

OIL & GAS (DRILLING &
  EQUIPMENT)-1.92%

Transocean Sedco Forex Inc.          2,500,000      135,700,000
===============================================================

OIL (INTERNATIONAL INTEGRATED)-2.00%

Exxon Mobil Corp.                    1,600,000      141,760,000
===============================================================

POWER PRODUCERS (INDEPENDENT)-1.21%

Calpine Corp.(a)                     1,500,000       85,485,000
===============================================================

RETAIL (BUILDING SUPPLIES)-0.83%

Home Depot, Inc. (The)               1,250,000       58,875,000
===============================================================

RETAIL (DEPARTMENT STORES)-0.86%

Kohl's Corp.(a)                      1,000,000       61,060,000
===============================================================

RETAIL (DRUG STORES)-1.36%

Walgreen Co.                         2,250,000       96,255,000
===============================================================

                                                     MARKET
                                     SHARES          VALUE
RETAIL (GENERAL MERCHANDISE)-3.93%

Target Corp.                         7,250,000   $  278,762,500
===============================================================

RETAIL (SPECIALTY-APPAREL)-0.78%

Gap, Inc. (The)                      2,000,000       55,420,000
===============================================================

SERVICES (ADVERTISING/MARKETING)-0.31%

Interpublic Group of Companies,
  Inc. (The)                           650,800       22,094,660
===============================================================

SERVICES (COMMERCIAL & CONSUMER)-0.50%

Cendant Corp.(a)                     2,000,000       35,480,000
===============================================================
    Total Domestic Stocks & Other
      Equity Interests (Cost
      $5,046,243,532)                             6,217,886,908
===============================================================

FOREIGN STOCKS-9.53%

BERMUDA-4.90%

Tyco International Ltd.
  (Manufacturing-Diversified)        6,500,000      346,905,000
===============================================================

CANADA-3.05%

BioChem Pharma, Inc.
  (Biotechnology)(a)                    56,100        1,775,565
---------------------------------------------------------------
Celestica Inc. (Electronics-
  Semiconductors)(a)                 3,000,000      153,300,000
---------------------------------------------------------------
Nortel Networks Corp.
  (Communications Equipment)         4,000,000       61,200,000
===============================================================
                                                    216,275,565
===============================================================

FINLAND-1.09%

Nokia Oyj-ADR (Communications
  Equipment)                         2,250,000       76,927,500
===============================================================

UNITED KINGDOM-0.49%

Shire Pharmaceuticals Group
  PLC-ADR (Health
  Care-Drugs-Generic & Other)(a)       700,000       34,930,000
===============================================================
    Total Foreign Stocks (Cost
      $550,001,538)                                 675,038,065
===============================================================
                                    PRINCIPAL
                                     AMOUNT
CONVERTIBLE NOTES-1.25%

COMPUTERS (HARDWARE)-0.15%

Candescent Technologies Corp.,
  Sr. Conv. Unsec. Gtd. Sub. Deb.,
  8.00%, 05/01/03 (Acquired
  03/07/00-04/19/01; Cost
  $10,476,000)(b)(c)               $17,900,000        3,222,000
---------------------------------------------------------------
  8.00%, 05/01/03 (Acquired
  04/17/98-04/19/01; Cost
  $37,053,750)(b)(c)                42,800,000        7,704,000
===============================================================
                                                     10,926,000
===============================================================

                                AIM CHARTER FUND

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
COMPUTERS (SOFTWARE & SERVICES)-1.10%

VERITAS Software Corp., Conv.
  Unsec. Notes, 5.25%, 11/01/04    $12,500,000   $   77,976,625
===============================================================
    Total Convertible Notes (Cost
      $64,152,068)                                   88,902,625
===============================================================
                                     SHARES
MONEY MARKET FUNDS-1.10%

STIC Liquid Assets Portfolio(d)     39,153,354       39,153,354
---------------------------------------------------------------
STIC Prime Portfolio(d)             39,153,354       39,153,354
===============================================================
    Total Money Market Funds
      (Cost $78,306,708)                             78,306,708
===============================================================

                                                     MARKET
                                                     VALUE
TOTAL INVESTMENTS-99.62% (Cost
  $5,738,703,846)                                $7,060,134,306
===============================================================
OTHER ASSETS LESS LIABILITIES-0.38%                  26,808,046
===============================================================
NET ASSETS-100.00%                               $7,086,942,352
_______________________________________________________________
===============================================================

Investment Abbreviations:


 ACES    - Adjustable Conversion Rate Equity Security

 ADR     - American Depositary Receipt

 Conv.   - Convertible

 Deb.    - Debentures

 Gtd.    - Guaranteed

 Pfd.    - Preferred

 Sr.     - Senior

 Sub.    - Subordinated

 Unsec.  - Unsecured

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 04/30/01 was $10,926,000, which represented 0.15% of the Fund's net assets.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) Adjustable Conversion-Rate Equity Security units convertible into shares of the common stock at a rate determined by the value of the common stock.

See Notes to Financial Statements.


                                AIM CHARTER FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $5,738,703,846)*                             $7,060,134,306
-------------------------------------------------------------
Receivables for:
  Investments sold                                 61,684,835
-------------------------------------------------------------
  Fund shares sold                                  7,231,544
-------------------------------------------------------------
  Dividends and interest                            4,872,468
-------------------------------------------------------------
Investment for deferred compensation plan             131,195
-------------------------------------------------------------
Collateral for securities loaned                  128,509,600
-------------------------------------------------------------
Other assets                                          243,775
=============================================================
    Total assets                                7,262,807,723
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            31,291,772
-------------------------------------------------------------
  Fund shares reacquired                           12,232,236
-------------------------------------------------------------
  Deferred compensation plan                          131,195
-------------------------------------------------------------
  Collateral upon return of securities loaned     128,509,600
-------------------------------------------------------------
Accrued administrative services fees                   54,353
-------------------------------------------------------------
Accrued distribution fees                           3,642,768
-------------------------------------------------------------
Accrued trustees' fees                                  3,447
=============================================================
    Total liabilities                             175,865,371
=============================================================
Net assets applicable to shares outstanding    $7,086,942,352
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                        $4,365,528,382
_____________________________________________________________
=============================================================
Class B                                        $2,375,592,181
_____________________________________________________________
=============================================================
Class C                                        $  343,405,192
_____________________________________________________________
=============================================================
Institutional Class                            $    2,416,597
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                           330,219,117
_____________________________________________________________
=============================================================
Class B                                           184,123,341
_____________________________________________________________
=============================================================
Class C                                            26,540,387
_____________________________________________________________
=============================================================
Institutional Class                                   179,708
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                    $        13.22
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $13.22 divided by
      94.50%)                                  $        13.99
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $        12.90
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $        12.94
_____________________________________________________________
=============================================================
Institutional Class
  Net asset value offering and redemption
    price per share                            $        13.45
_____________________________________________________________
=============================================================

* At April 30, 2001, securities with an aggregate market value of $139,645,592 were on loan to brokers.

STATEMENT OF OPERATIONS
For the six months ended April 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $153,924)                                   $    25,119,108
-------------------------------------------------------------
Dividends from affiliated money market funds        8,025,031
-------------------------------------------------------------
Interest                                            4,071,586
-------------------------------------------------------------
Security lending income                               239,459
=============================================================
    Total investment income                        37,455,184
=============================================================

EXPENSES:

Advisory fees                                      24,275,085
-------------------------------------------------------------
Administrative services fees                          201,632
-------------------------------------------------------------
Custodian fees                                         99,090
-------------------------------------------------------------
Distribution fees -- Class A                        7,148,804
-------------------------------------------------------------
Distribution fees -- Class B                       12,867,893
-------------------------------------------------------------
Distribution fees -- Class C                        1,815,326
-------------------------------------------------------------
Transfer agent fees -- Class A                      3,180,885
-------------------------------------------------------------
Transfer agent fees -- Class B                      1,721,193
-------------------------------------------------------------
Transfer agent fees -- Class C                        242,816
-------------------------------------------------------------
Transfer agent fees -- Institutional Class                199
-------------------------------------------------------------
Trustees' fees                                         21,149
-------------------------------------------------------------
Other                                               1,225,463
=============================================================
    Total expenses                                 52,799,535
=============================================================
Less: Fees waived                                    (345,933)
-------------------------------------------------------------
    Expenses paid indirectly                          (99,516)
=============================================================
    Net expenses                                   52,354,086
=============================================================
Net investment income (loss)                      (14,898,902)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (659,266,633)
-------------------------------------------------------------
  Option contracts written                          2,143,751
=============================================================
                                                 (657,122,882)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                        (1,466,916,840)
-------------------------------------------------------------
  Foreign currencies                                   11,579
=============================================================
                                               (1,466,905,261)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts      (2,124,028,143)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                   $(2,138,927,045)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

                                AIM CHARTER FUND

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2001 and the year ended October 31, 2000 (Unaudited)

                                                                 APRIL 30,        OCTOBER 31,
                                                                   2001               2000
                                                              ---------------    --------------
OPERATIONS:

  Net investment income (loss)                                $   (14,898,902)   $  (40,843,340)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    option contracts                                             (657,122,882)      471,954,499
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (1,466,905,261)      506,889,736
===============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (2,138,927,045)      938,000,895
===============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (282,257,026)     (388,576,691)
-----------------------------------------------------------------------------------------------
  Class B                                                        (155,150,188)     (178,887,093)
-----------------------------------------------------------------------------------------------
  Class C                                                         (21,295,654)      (12,095,934)
-----------------------------------------------------------------------------------------------
  Institutional Class                                                (157,658)       (5,231,737)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         163,262,251       584,181,510
-----------------------------------------------------------------------------------------------
  Class B                                                         162,155,734       797,259,785
-----------------------------------------------------------------------------------------------
  Class C                                                          52,667,722       277,016,670
-----------------------------------------------------------------------------------------------
  Institutional Class                                                  58,907       (65,767,394)
===============================================================================================
    Net increase (decrease) in net assets                      (2,219,642,957)    1,945,900,011
===============================================================================================

NET ASSETS:

  Beginning of period                                           9,306,585,309     7,360,685,298
===============================================================================================
  End of period                                               $ 7,086,942,352    $9,306,585,309
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 6,464,993,526    $6,086,848,912
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (15,164,466)         (265,564)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and option contracts                              (684,263,260)      431,720,148
-----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          1,321,376,552     2,788,281,813
===============================================================================================
                                                              $ 7,086,942,352    $9,306,585,309
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

                                AIM CHARTER FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2001
(Unaudited)


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is growth of capital with a secondary objective of current income.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                                AIM CHARTER FUND

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. Bond Premiums -- It has been the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

I. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. For the six months ended April 30, 2001, AIM waived fees of $345,933. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2001, AIM was paid $201,632 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2001, AFS was paid $3,403,112 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $7,148,804, $12,867,893 and $1,815,326,
respectively, as compensation under the Plans. AIM Distributors received commissions of $973,560 from sales of the Class A shares of the Fund during the six months ended April 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2001, AIM Distributors received $115,008 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended April 30, 2001, the Fund paid legal fees of $6,625 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

                                AIM CHARTER FUND

NOTE 3-INDIRECT EXPENSES

For the six months ended April 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $90,124 and reductions in custodian fees of $9,392 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $99,516.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At April 30, 2001, securities with an aggregate value of $139,645,592 were on loan to brokers. The loans were secured by cash collateral of $128,509,600 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the six months ended April 30, 2001, the Fund received fees of $239,459 for securities lending.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2001 was $2,772,656,806 and $2,520,565,506, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $1,688,679,997
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (389,756,749)
==========================================================
Net unrealized appreciation of investment
  securities                                $1,298,923,248
__________________________________________________________
==========================================================
Cost of investments for tax purposes is $5,761,211,058.


NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                  ------------------------
                                  NUMBER OF     PREMIUMS
                                  CONTRACTS     RECEIVED
                                  ---------    -----------
Beginning of period                     --     $        --
----------------------------------------------------------
Written                             15,000       3,870,757
----------------------------------------------------------
Closed                             (15,000)     (3,870,757)
==========================================================
End of period                           --     $        --
__________________________________________________________
==========================================================

                                AIM CHARTER FUND

NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2001 and the year ended October 31, 2000 were as follows:

                                                                     APRIL 30, 2001                 OCTOBER 31, 2000
                                                              ----------------------------    -----------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
                                                              -----------    -------------    -----------    --------------
Sold:
  Class A                                                      25,014,146    $ 365,305,688     57,178,653    $1,066,455,209
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      17,465,642      251,280,576     53,229,017       974,381,372
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                       5,708,400       83,204,038     16,418,781       302,161,441
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              20,416          309,274        579,610        10,786,891
===========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      17,611,581      266,615,880     21,344,032       366,468,078
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       9,886,883      146,422,617      9,983,505       169,088,645
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,369,537       20,351,345        672,773        11,427,814
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --               --        294,477         5,109,184
===========================================================================================================================
Reacquired:
  Class A                                                     (33,483,296)    (468,659,317)   (45,774,876)     (848,741,777)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (17,544,685)    (235,547,459)   (18,927,570)     (346,210,232)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,777,110)     (50,887,661)    (1,991,214)      (36,572,585)
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (17,177)        (250,367)    (4,553,078)      (81,663,469)
===========================================================================================================================
                                                               22,254,337    $ 378,144,614     88,454,110    $1,592,690,571
___________________________________________________________________________________________________________________________
===========================================================================================================================


NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    INSTITUTIONAL CLASS
                                                              ----------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                     YEAR ENDED OCTOBER 31,
                                                              APRIL 30,     --------------------------------------------------
                                                                 2001        2000      1999       1998       1997       1996
                                                              ----------    ------    -------    -------    -------    -------
Net asset value, beginning of period                           $ 18.33      $17.33    $ 13.42    $ 13.48    $ 11.24    $ 10.66
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02        0.52       0.09       0.18       0.16       0.24
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (4.02)       1.83       4.43       1.24       2.91       1.44
==============================================================================================================================
    Total from investment operations                             (4.00)       2.35       4.52       1.42       3.07       1.68
==============================================================================================================================
Less distributions:
  Dividends from net investment income                              --          --      (0.07)     (0.14)     (0.16)     (0.20)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.88)      (1.35)     (0.54)     (1.34)     (0.67)     (0.90)
==============================================================================================================================
    Total distributions                                          (0.88)      (1.35)     (0.61)     (1.48)     (0.83)     (1.10)
==============================================================================================================================
Net asset value, end of period                                 $ 13.45      $18.33    $ 17.33    $ 13.42    $ 13.48    $ 11.24
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(a)                                                 (22.43)%     14.02%     34.61%     11.69%     29.05%     17.29%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ 2,417      $3,234    $66,801    $43,815    $40,191    $29,591
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.68%(b)    0.66%      0.65%      0.66%      0.67%      0.69%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             0.69%(b)    0.68%      0.67%      0.67%      0.68%      0.70%
==============================================================================================================================
Ratio of net investment income to average net assets              0.30%(b)    0.20%      0.51%      1.37%      1.21%      2.24%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                             33%         80%       107%       154%       170%       164%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average net assets of $2,672,452.

                                AIM CHARTER FUND

NOTE 11-CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed Ernst & Young LLP as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the two years ended October 31, 2000. The audit reports of KPMG LLP on the financial statements of the Fund for the two years ended October 31, 2000 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the two years ended October 31, 2000, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.
  Neither the Fund nor anyone on its behalf consulted with Ernst & Young LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

                                AIM CHARTER FUND

ABOUT YOUR FUND'S BOARD

The board of trustees is elected by you to look after your interests as a mutual-fund shareholder. Trustees' responsibilities include choosing investment advisors for your fund; keeping an eye on performance, operations and expenses; making decisions regarding dividends and other duties.

  Nine of your fund's 10 trustees are independent. In other words, they have no affiliation with AIM except as independent fund trustees charged with representing the interest of fund investors. Representing a cross section of businesses and industries, they have achieved success and recognition in their respective fields. They bring their considerable expertise and experience to their positions as directors.

  Listed below are the members of the board of trustees of your mutual fund and their respective titles.

BOARD OF TRUSTEES                                 OFFICERS                                OFFICE OF THE FUND

Robert H. Graham                                  Robert H. Graham                        11 Greenway Plaza
Chairman, President and                           Chairman and President                  Suite 100
Chief Executive Officer                                                                   Houston, TX 77046
A I M Management Group Inc.                       Carol F. Relihan
                                                  Senior Vice President and Secretary     INVESTMENT ADVISOR
Bruce L. Crockett
Director                                          Gary T. Crum                            A I M Advisors, Inc.
ACE Limited;                                      Senior Vice President                   11 Greenway Plaza
Formerly Director, President, and                                                         Suite 100
Chief Executive Officer                           Edgar M. Larsen                         Houston, TX 77046
COMSAT Corporation                                Vice President
                                                                                          TRANSFER AGENT
Owen Daly II                                      Dana R. Sutton
Formerly Director                                 Vice President and Treasurer            A I M Fund Services, Inc.
Cortland Trust Inc.                                                                       P.O. Box 4739
                                                  Melville B. Cox                         Houston, TX 77210-4739
Albert R. Dowden                                  Vice President
Chairman of the Board of Directors,                                                       CUSTODIAN
The Cortland Trust and DHJ Media, Inc.; and       Mary J. Benson
Director, Magellan Insurance Company,             Assistant Vice President and            State Street Bank and Trust Company
Formerly Director, President and                  Assistant Treasurer                     225 Franklin Street
Chief Executive Officer,                                                                  Boston, MA 02110
Volvo Group North America, Inc.; and              Sheri Steward Morris
Senior Vice President, AB Volvo                   Assistant Vice President and            COUNSEL TO THE FUND
                                                  Assistant Treasurer
Edward K. Dunn Jr.                                                                        Ballard Spahr
Chairman, Mercantile Mortgage Corp.;              Juan E. Cabrera, Jr.                    Andrews & Ingersoll, LLP
Formerly Vice Chairman and President,             Assistant Secretary                     1735 Market Street
Mercantile-Safe Deposit & Trust Co.; and                                                  Philadelphia, PA 19103
President, Mercantile Bankshares                  Jim A. Coppedge
                                                  Assistant Secretary                     COUNSEL TO THE TRUSTEES
Jack M. Fields
Chief Executive Officer                           Renee A. Friedli                        Kramer, Levin, Naftalis & Frankel LLP
Texana Global, Inc.;                              Assistant Secretary                     919 Third Avenue
Formerly Member                                                                           New York, NY 10022
of the U.S. House of Representatives              P. Michelle Grace
                                                  Assistant Secretary                     DISTRIBUTOR
Carl Frischling
Partner                                           John H. Lively                          A I M Distributors, Inc.
Kramer, Levin, Naftalis & Frankel LLP             Assistant Secretary                     11 Greenway Plaza
                                                                                          Suite 100
Prema Mathai-Davis                                Nancy L. Martin                         Houston, TX 77046
Formerly Chief Executive Officer,                 Assistant Secretary
YWCA of the U.S.A.
                                                  Ofelia M. Mayo
Lewis F. Pennock                                  Assistant Secretary
Partner
Pennock & Cooper                                  Lisa A. Moss
                                                  Assistant Secretary
Louis S. Sklar
Executive Vice President                          Kathleen J. Pflueger
Hines Interests                                   Assistant Secretary
Limited Partnership
                                                  Stephen R. Rimes
                                                  Assistant Secretary

                                                  Timothy D. Yang
                                                  Assistant Secretary

                                AIM CHARTER FUND

AIM CONSTELLATION FUND

AIM Constellation Fund is for shareholders who seek growth of capital by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average long-term growth in earnings and have excellent prospects for future growth.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Constellation Fund's performance figures are historical and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.
o Institutional Class average annual total returns for periods ended 4/30/01 were as follows: inception (4/8/92), 15.04%; five years, 9.80%; one year, -25.85%.
o In addition, industry regulations require us to provide average annual total returns for the Institutional Class shares as of 3/31/01, the most recent calendar quarter-end, which were: inception (4/8/92), 13.95%; five years, 8.99%; one year, -38.06%.
o   Past performance cannot guarantee comparable future results.
o DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.
o Investing in small and mid-sized companies may involve greater risk and potential reward than investing in more established companies. Also, small companies may have business risk, significant stock-price fluctuations and illiquidity.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Multi-Cap Growth Fund Index represents an average of the performance of the 30 largest multi-cap growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

                             AIM CONSTELLATION FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

FUND CONTENDS WITH STEEP
STOCK-MARKET DECLINE


MOST MAJOR STOCK-MARKET INDEXES SUFFERED DOUBLE-DIGIT LOSSES DURING THE REPORTING PERIOD. HOW DID AIM CONSTELLATION FUND FARE?
The fund's performance was hurt by the sharp market sell-off that hit growth stocks particularly hard. Total return for the Institutional Class shares for the six months ended April 30, 2001 was -27.56%. Over the same period, the Lipper Multi-Cap Growth Fund Index returned -24.77%.
    The fund's performance improved significantly during the last month of the reporting period as investors shifted their focus to growth stocks. Total return for the Institutional Class shares for the month of April was 10.15%, comparable to the 12.21% return for the Lipper Multi-Cap Growth Fund Index for the month.

WHAT WERE SOME SIGNIFICANT TRENDS IN THE STOCK MARKET?
Concern over declining corporate earnings growth and a slowing economy caused major stock-market indexes to plummet during the reporting period. Throughout the period, a long string of high-profile companies issued warnings that their earnings would not meet expectations. Slowing economic growth and rising energy and labor costs undermined corporate profits. Global competition also reduced the ability of companies to raise prices for their products and services. The sell-off affected nearly all market sectors with technology stocks especially hard hit.
    Early in 2001, the Federal Reserve Board (the Fed) began cutting interest rates to stimulate economic growth. In the fourth quarter of 2000, the nation's gross domestic product (GDP) grew at a rate of only 1%, raising the specter that the economy could slip into a recession. In four moves, the Fed lowered the federal funds rate from 6.5% to 4.5%. The Fed's actions, combined with traditionally strong stock performance during the first month of the year, helped stimulate a short-lived market rally in January.
    The central bank's final rate cut during the reporting period, a surprise move in April, helped spark a stronger rally as the reporting period drew to a close. However, markets remained volatile as investors continued to be concerned about the economy and corporate earnings growth.
    For most of the period, value stocks outperformed growth stocks as investors sought attractively priced issues. However, in April, growth stocks outperformed value stocks, as the Fed's rate-cutting policy had the potential to boost corporate profits. Mid- and small-cap stocks fared better than large-cap stocks.

HOW DID YOU MANAGE THE FUND?
Over the reporting period, the fund's exposure to the volatile technology sector fell from 46% to 27% of the portfolio. At AIM, we believe that earnings drive stock prices. We sold the stocks of technology companies whose earnings were deteriorating. We believe that the technology stocks remaining in the portfolio represent companies with solid long-term earnings-growth prospects.
    Simultaneously, we used proceeds from the sale of tech stocks to increase the fund's holdings in other sectors during the reporting period. We increased the fund's holdings in financial-services stocks from 14% to about 22% of its total net assets. The stocks of financial-services companies, such as brokerage and insurance firms, performed well in 2000. While they struggled early in 2001, these stocks could benefit from recent interest-rate cuts. Consumer-cyclical stocks composed about 11% of the fund's holdings, up from 8% six months ago. Consumer-cyclical companies, which include many retailers, could get a boost from an upswing in the economy.


                      -------------------------------------

                         WE BELIEVE THAT THE TECHNOLOGY

                        STOCKS REMAINING IN THE PORTFOLIO

                      REPRESENT COMPANIES WITH SOLID LONG-

                         TERM EARNINGS-GROWTH PROSPECTS.

                      -------------------------------------

    At the close of the reporting period, the fund had 110 equity holdings, with most of its exposure to large- and giant-cap stocks.

WHAT WERE SOME OF THE LEADING STOCKS IN THE PORTFOLIO?
At the close of the quarter, the portfolio's top holdings included many well-known companies:
o J.P. Morgan Chase offers commercial, consumer and investment-banking services to clients around the world. It was created from the merger of investment-banking firm J.P. Morgan and commercial bank Chase Manhattan.
o Microsoft, the world's leading software company, produces a variety of software and services. Despite its recent anti-trust case, the company has expanded into travel services, interactive television and videogame consoles.
o Fiserv provides data-processing and business-support services for more than 10,000 financial institutions, including banks, credit unions and insurance companies.
o Goldman Sachs is a leader in investment banking with more than 40 offices worldwide.



                             AIM CONSTELLATION FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

PORTFOLIO COMPOSITION
As of 4/30/01, based on total net assets

====================================================================================================================
TOP 10 EQUITY HOLDINGS                                      TOP 10 INDUSTRIES
--------------------------------------------------------------------------------------------------------------------
 1. J.P. Morgan Chase & Co.               2.89%              1. Computers (Software & Services)             8.41%
 2. Microsoft Corp.                       2.72               2. Financial (Diversified)                     7.67
 3. Fiserv, Inc.                          2.22               3. Electronics (Semiconductors)                7.25
 4. Goldman Sachs Group, Inc. (The)       2.07               4. Oil & Gas (Drilling & Equipment)            6.91
 5. American International Group, Inc.    1.92               5. Investment Banking/Brokerage                6.32
 6. Omnicom Group Inc.                    1.76               6. Broadcasting (Television, Radio & Cable)    3.79
 7. Bed Bath & Beyond Inc.                1.76               7. Consumer Finance                            3.66
 8. Pfizer Inc.                           1.74               8. Services (Advertising/Marketing)            2.93
 9. Merrill Lynch & Co., Inc.             1.70               9. Services (Data Processing)                  2.89
10. Morgan Stanley Dean Witter & Co.      1.68              10. Services (Computer Systems)                 2.52


The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

====================================================================================================================

o American International Group (AIG), one of the world's largest insurance companies, recently announced plans to acquire American General, a move that will expand AIG's domestic positions in life insurance, retirement-savings products and consumer finance.
o Bed Bath & Beyond is a leading retail outlet for domestic items, such as bed linens, kitchen accessories and home furnishings.
o Omnicom Group is the world's second largest advertising conglomerate and is responsible for developing several well-known slogans and catch phrases.
o Pfizer, which merged with rival Warner Lambert in 2000, is one of the world's leading drug makers. Its products include prescription drugs such as Lipitor for lowering cholesterol and over-the-counter treatments such as Visine and Listerine.
o Merrill Lynch is a leading provider of investment-banking services for individual and institutional clients.

                     -------------------------------------

                      HISTORICALLY, FALLING INTEREST RATES

                       HAVE BEEN A POWERFUL CATALYST FOR

                          REINVIGORATING THE ECONOMY.

                     -------------------------------------

o Morgan Stanley Dean Witter is one of the world's leading investment banks, offering a wide variety of services to most classes of investors.

WHAT WERE MARKET CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?
Although the stock market remained volatile and economic signals were mixed, there were reasons for optimism. Despite rising fuel prices, inflation in general remained subdued. And even though a series of companies announced layoffs, the unemployment rate was just 4.5% at the end of the reporting period. The Fed had trimmed 200 basis points (2.0%) from the federal funds rate. Historically, falling interest rates have been a powerful catalyst for reinvigorating the economy. Indeed, preliminary figures showed that the rate of GDP growth picked up in the first quarter of 2001.
    Moreover, the recent market correction resulted in some of the most attractive stock valuations in several years. We believe that such a market represented an excellent opportunity to buy the stocks of solid companies with attractive earnings-growth prospects at reduced prices.

                             AIM CONSTELLATION FUND

SCHEDULE OF INVESTMENTS
April 30, 2001
(Unaudited)

                                                    MARKET
                                    SHARES           VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-94.09%

AEROSPACE/DEFENSE-1.96%

Boeing Co. (The)                    2,500,000   $   154,500,000
---------------------------------------------------------------
Lockheed Martin Corp.               2,000,000        70,320,000
---------------------------------------------------------------
Northrop Grumman Corp.                750,000        67,687,500
===============================================================
                                                    292,507,500
===============================================================

BANKS (MAJOR REGIONAL)-0.33%

Northern Trust Corp.                  759,100        49,364,273
===============================================================

BROADCASTING (TELEVISION, RADIO
  & CABLE)-3.79%

Comcast Corp.-Class A(a)            4,000,000       175,640,000
---------------------------------------------------------------
General Motors Corp.-Class H(a)     5,000,000       106,250,000
---------------------------------------------------------------
Hispanic Broadcasting Corp.
  (a)(b)                            5,800,000       139,026,000
---------------------------------------------------------------
Univision Communications
  Inc.-Class A(a)                   3,329,600       145,536,816
===============================================================
                                                    566,452,816
===============================================================

COMMUNICATIONS EQUIPMENT-2.12%

ADC Telecommunications, Inc.(a)     6,000,000        45,060,000
---------------------------------------------------------------
Comverse Technology, Inc.(a)        2,000,000       137,000,000
---------------------------------------------------------------
L-3 Communications Holdings,
  Inc.(a)                             910,000        70,297,500
---------------------------------------------------------------
Nokia Oyj-ADR (Finland)             1,900,000        64,961,000
===============================================================
                                                    317,318,500
===============================================================

COMPUTERS (HARDWARE)-2.33%

Apple Computer, Inc.(a)             2,500,000        63,725,000
---------------------------------------------------------------
Dell Computer Corp.(a)              4,000,000       105,160,000
---------------------------------------------------------------
International Business Machines
  Corp.                             1,250,000       143,925,000
---------------------------------------------------------------
McDATA Corp.-Class A(a)             1,564,420        35,715,709
===============================================================
                                                    348,525,709
===============================================================

COMPUTERS (NETWORKING)-0.62%

Cisco Systems, Inc.(a)              5,500,000        93,390,000
===============================================================

COMPUTERS (SOFTWARE &
  SERVICES)-8.41%

BMC Software, Inc.(a)               5,000,000       120,950,000
---------------------------------------------------------------
Cadence Design Systems, Inc.(a)     2,500,000        51,750,000
---------------------------------------------------------------
Check Point Software
  Technologies Ltd. (Israel)(a)     2,250,050       141,145,636
---------------------------------------------------------------
Citrix Systems, Inc.(a)             3,000,000        85,200,000
---------------------------------------------------------------
Electronic Arts Inc.(a)             2,000,000       113,240,000
---------------------------------------------------------------
Intuit Inc.(a)                      4,000,000       128,160,000
---------------------------------------------------------------
Microsoft Corp.(a)                  6,000,000       406,500,000
---------------------------------------------------------------
Unisys Corp.(a)                     7,500,000        90,300,000
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

VERITAS Software Corp.(a)           2,000,000   $   119,220,000
===============================================================
                                                  1,256,465,636
===============================================================

CONSUMER FINANCE-3.66%

Capital One Financial Corp.         2,400,000       150,864,000
---------------------------------------------------------------
Countrywide Credit Industries,
  Inc.                              3,000,000       128,010,000
---------------------------------------------------------------
MBNA Corp.                          4,511,900       160,849,235
---------------------------------------------------------------
Providian Financial Corp.           2,000,000       106,600,000
===============================================================
                                                    546,323,235
===============================================================

DISTRIBUTORS (FOOD &
  HEALTH)-0.32%

Cardinal Health, Inc.                 712,500        48,022,500
===============================================================

ELECTRICAL EQUIPMENT-0.39%

Sanmina Corp.(a)                    2,000,000        58,300,000
===============================================================

ELECTRONICS (INSTRUMENTATION)-0.68%

Tektronix, Inc.(a)                  2,600,000        62,920,000
---------------------------------------------------------------
Waters Corp.(a)                       750,000        39,150,000
===============================================================
                                                    102,070,000
===============================================================

ELECTRONICS (SEMICONDUCTORS)-7.25%

Advanced Micro Devices, Inc.(a)     2,000,000        62,000,000
---------------------------------------------------------------
Analog Devices, Inc.(a)             4,658,000       220,369,980
---------------------------------------------------------------
Celestica Inc. (Canada)(a)          4,767,100       243,598,810
---------------------------------------------------------------
Intel Corp.                         2,500,000        77,275,000
---------------------------------------------------------------
Linear Technology Corp.             2,000,000        96,080,000
---------------------------------------------------------------
Maxim Integrated Products,
  Inc.(a)                           2,000,000       102,200,000
---------------------------------------------------------------
Microchip Technology Inc.(a)        4,246,968       122,864,784
---------------------------------------------------------------
Micron Technology, Inc.(a)          3,500,000       158,830,000
===============================================================
                                                  1,083,218,574
===============================================================

ENTERTAINMENT-1.37%

AOLTime Warner Inc.(a)              2,250,000       113,625,000
---------------------------------------------------------------
Walt Disney Co. (The)               3,000,000        90,750,000
===============================================================
                                                    204,375,000
===============================================================

FINANCIAL (DIVERSIFIED)-7.67%

American Express Co.                4,700,000       199,468,000
---------------------------------------------------------------
Citigroup Inc.                      4,050,000       199,057,500
---------------------------------------------------------------
Fannie Mae                            750,000        60,195,000
---------------------------------------------------------------
Freddie Mac                         2,106,200       138,587,960
---------------------------------------------------------------
J.P. Morgan Chase & Co.             9,000,000       431,820,000
---------------------------------------------------------------
State Street Corp.                  1,125,000       116,752,500
===============================================================
                                                  1,145,880,960
===============================================================

FOOTWEAR-0.84%

NIKE, Inc.-Class B                  3,000,000       125,430,000
===============================================================

                             AIM CONSTELLATION FUND

                                                    MARKET
                                    SHARES           VALUE
GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-0.60%

MGM Grand, Inc.(a)                  3,000,000   $    90,210,000
===============================================================

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-2.15%

Elan Corp. PLC-ADR (Ireland)(a)     2,000,000       100,300,000
---------------------------------------------------------------
Forest Laboratories, Inc.(a)        2,000,000       122,300,000
---------------------------------------------------------------
Medicis Pharmaceutical
  Corp.-Class A(a)(b)               2,000,000        99,400,000
===============================================================
                                                    322,000,000
===============================================================

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-1.74%

Pfizer Inc.                         6,000,000       259,800,000
===============================================================

HEALTH CARE (HOSPITAL
  MANAGEMENT)-2.35%

HCA-Healthcare Co. (The)            3,000,000       116,100,000
---------------------------------------------------------------
Health Management Associates,
  Inc.- Class A(a)                  8,143,900       145,938,688
---------------------------------------------------------------
Tenet Healthcare Corp.(a)           2,000,000        89,280,000
===============================================================
                                                    351,318,688
===============================================================

HEALTH CARE (MANAGED CARE)-1.42%

UnitedHealth Group Inc.             1,000,000        65,480,000
---------------------------------------------------------------
Wellpoint Health Networks
  Inc.(a)                           1,500,000       147,375,000
===============================================================
                                                    212,855,000
===============================================================

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.90%

Biomet, Inc.                        3,499,950       149,552,864
---------------------------------------------------------------
Medtronic, Inc.                     3,000,000       133,800,000
===============================================================
                                                    283,352,864
===============================================================

INSURANCE (LIFE/HEALTH)-1.04%

AFLAC, Inc.                         4,891,300       155,543,340
===============================================================

INSURANCE (MULTI-LINE)-1.92%

American International Group,
  Inc.                              3,500,000       286,300,000
===============================================================

INVESTMENT BANKING/BROKERAGE-6.32%

Goldman Sachs Group, Inc. (The)     3,400,000       309,740,000
---------------------------------------------------------------
Merrill Lynch & Co., Inc.           4,120,000       254,204,000
---------------------------------------------------------------
Morgan Stanley Dean Witter & Co.    4,000,000       251,160,000
---------------------------------------------------------------
Schwab (Charles) Corp. (The)        6,500,000       128,700,000
===============================================================
                                                    943,804,000
===============================================================

INVESTMENT MANAGEMENT-0.59%

Stilwell Financial, Inc.            3,000,000        88,410,000
===============================================================

INVESTMENTS-1.24%

Nasdaq-100 Index Tracking
  Stock(a)                          4,000,000       184,600,000
===============================================================

LEISURE TIME (PRODUCTS)-1.23%

Harley-Davidson, Inc.               4,000,000       184,360,000
===============================================================

                                                    MARKET
                                    SHARES           VALUE
MANUFACTURING (DIVERSIFIED)-1.27%

Danaher Corp.                       2,000,000   $   112,020,000
---------------------------------------------------------------
United Technologies Corp.           1,000,000        78,080,000
===============================================================
                                                    190,100,000
===============================================================

NATURAL GAS-1.57%

Dynegy Inc.-Class A                 1,896,100       109,689,385
---------------------------------------------------------------
Enron Corp.                         2,000,000       125,440,000
===============================================================
                                                    235,129,385
===============================================================

OIL & GAS (DRILLING &
  EQUIPMENT)-6.91%

BJ Services Co.(a)                  1,000,000        82,250,000
---------------------------------------------------------------
Cooper Cameron Corp.(a)             1,086,649        68,524,086
---------------------------------------------------------------
ENSCO International Inc.            3,500,000       136,150,000
---------------------------------------------------------------
Nabors Industries, Inc.(a)          2,932,700       174,847,574
---------------------------------------------------------------
Noble Drilling Corp.(a)             1,800,000        87,300,000
---------------------------------------------------------------
Rowan Cos., Inc.(a)                 3,622,700       120,237,413
---------------------------------------------------------------
Santa Fe International Corp.        2,144,000        81,472,000
---------------------------------------------------------------
Smith International, Inc.(a)        1,060,000        86,061,400
---------------------------------------------------------------
Transocean Sedco Forex Inc.         1,337,450        72,596,786
---------------------------------------------------------------
Weatherford International,
  Inc.(a)                           2,100,000       122,283,000
===============================================================
                                                  1,031,722,259
===============================================================

OIL & GAS (EXPLORATION &
  PRODUCTION)-1.08%

Anadarko Petroleum Corp.            1,250,000        80,775,000
---------------------------------------------------------------
Kerr-McGee Corp.                    1,115,000        79,889,750
===============================================================
                                                    160,664,750
===============================================================

RESTAURANTS-0.58%

Brinker International, Inc.(a)      3,000,000        86,100,000
===============================================================

RETAIL (BUILDING SUPPLIES)-1.74%

Home Depot, Inc. (The)              1,500,000        70,650,000
---------------------------------------------------------------
Lowe's Cos., Inc.                   3,000,000       189,000,000
===============================================================
                                                    259,650,000
===============================================================

RETAIL (COMPUTERS &
  ELECTRONICS)-0.45%

CDW Computer Centers, Inc.(a)       1,677,900        67,820,718
===============================================================

RETAIL (DEPARTMENT STORES)-1.23%

Kohl's Corp.(a)                     3,000,000       183,180,000
===============================================================

RETAIL (DISCOUNTERS)-0.43%

Family Dollar Stores, Inc.          2,500,000        63,775,000
===============================================================

RETAIL (DRUG STORES)-0.72%

Walgreen Co.                        2,500,000       106,950,000
===============================================================

RETAIL (FOOD CHAINS)-0.91%

Safeway Inc.(a)                     2,500,000       135,750,000
===============================================================

                             AIM CONSTELLATION FUND

                                                    MARKET
                                    SHARES           VALUE
RETAIL (SPECIALTY)-2.28%

Bed Bath & Beyond Inc.(a)           9,266,800   $   262,435,776
---------------------------------------------------------------
Tiffany & Co.                       1,250,000        40,525,000
---------------------------------------------------------------
Toys "R" Us, Inc.(a)                1,500,000        37,200,000
===============================================================
                                                    340,160,776
===============================================================

RETAIL (SPECIALTY-APPAREL)-1.77%

Men's Wearhouse, Inc. (The)(a)        124,800         3,176,160
---------------------------------------------------------------
Talbots, Inc. (The)                 2,500,000       104,625,000
---------------------------------------------------------------
TJX Companies, Inc. (The)           5,000,000       156,650,000
===============================================================
                                                    264,451,160
===============================================================

SERVICES (ADVERTISING/
  MARKETING)-2.93%

Lamar Advertising Co.(a)(b)         4,500,000       173,925,000
---------------------------------------------------------------
Omnicom Group Inc.                  3,000,000       263,550,000
===============================================================
                                                    437,475,000
===============================================================

SERVICES (COMPUTER
  SYSTEMS)-2.52%

Electronic Data Systems Corp.       3,000,000       193,500,000
---------------------------------------------------------------
SunGard Data Systems Inc.(a)        3,300,000       182,391,000
===============================================================
                                                    375,891,000
===============================================================

                                                    MARKET
                                    SHARES           VALUE
SERVICES (DATA PROCESSING)-2.89%

DST Systems, Inc.(a)                  624,200   $    30,660,704
---------------------------------------------------------------
Fiserv, Inc.(a)                     6,000,000       332,040,000
---------------------------------------------------------------
Paychex, Inc.                       2,000,000        69,120,000
===============================================================
                                                    431,820,704
===============================================================

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.57%

Crown Castle International
  Corp.(a)                          3,500,000        85,715,000
===============================================================
    Total Common Stocks & Other
      Equity Interests (Cost
      $11,775,466,736)                           14,056,554,347
===============================================================

MONEY MARKET FUNDS-6.05%

STIC Liquid Assets Portfolio(c)   452,149,162       452,149,162
---------------------------------------------------------------
STIC Prime Portfolio(c)           452,149,162       452,149,162
===============================================================
    Total Money Market Funds
      (Cost $904,298,324)                           904,298,324
===============================================================
TOTAL INVESTMENTS-100.14% (Cost
  $12,679,765,060)                               14,960,852,671
===============================================================
OTHER ASSETS LESS
  LIABILITIES-(0.14%)                               (20,404,134)
===============================================================
NET ASSETS-100.00%                              $14,940,448,537
_______________________________________________________________
===============================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Affiliated issuers are those in which the Fund's holdings of the issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate market value of these securities as of 04/30/01 was $412,351,000, which represented 2.76% of the Fund's net assets.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                             AIM CONSTELLATION FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $12,679,765,060)*                           $14,960,852,671
-------------------------------------------------------------
Receivables for:
  Investments sold                                 48,991,380
-------------------------------------------------------------
  Fund shares sold                                 15,465,459
-------------------------------------------------------------
  Dividends                                         4,733,175
-------------------------------------------------------------
Investment for deferred compensation plan             280,889
-------------------------------------------------------------
Collateral for securities loaned                  198,895,341
-------------------------------------------------------------
Other assets                                          150,769
=============================================================
    Total assets                               15,229,369,684
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            36,000,000
-------------------------------------------------------------
  Fund shares reacquired                           43,965,670
-------------------------------------------------------------
  Deferred compensation plan                          280,889
-------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        198,895,341
-------------------------------------------------------------
Accrued administrative services fees                   47,997
-------------------------------------------------------------
Accrued distribution fees                           5,582,717
-------------------------------------------------------------
Accrued trustees' fees                                 12,663
-------------------------------------------------------------
Accrued transfer agent fees                         4,135,870
=============================================================
    Total liabilities                             288,921,147
=============================================================
Net assets applicable to shares
  outstanding                                 $14,940,448,537
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                       $13,356,922,658
_____________________________________________________________
=============================================================
Class B                                       $ 1,051,771,740
_____________________________________________________________
=============================================================
Class C                                       $   337,675,215
_____________________________________________________________
=============================================================
Institutional Class                           $   194,078,924
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                           533,088,840
_____________________________________________________________
=============================================================
Class B                                            43,674,070
_____________________________________________________________
=============================================================
Class C                                            14,026,293
_____________________________________________________________
=============================================================
Institutional Class                                 7,295,378
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                   $         25.06
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $25.06 divided by
      94.50%)                                 $         26.52
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                     $         24.08
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                     $         24.07
_____________________________________________________________
=============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $         26.60
_____________________________________________________________
=============================================================

* At April 30, 2001, securities with an aggregate market value of $193,462,216 were on loan to brokers.

STATEMENT OF OPERATIONS
For the six months ended April 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends                                     $    24,530,329
-------------------------------------------------------------
Dividends from affiliated money market
  funds                                            38,509,851
-------------------------------------------------------------
Interest                                              810,365
-------------------------------------------------------------
Security lending income                               500,384
=============================================================
    Total investment income                        64,350,929
=============================================================

EXPENSES:

Advisory fees                                      52,568,912
-------------------------------------------------------------
Administrative services fees                          312,798
-------------------------------------------------------------
Custodian fees                                        192,740
-------------------------------------------------------------
Distribution fees -- Class A                       22,538,969
-------------------------------------------------------------
Distribution fees -- Class B                        5,536,972
-------------------------------------------------------------
Distribution fees -- Class C                        1,811,648
-------------------------------------------------------------
Transfer agent fees -- Class A                     12,163,247
-------------------------------------------------------------
Transfer agent fees -- Class B                        948,799
-------------------------------------------------------------
Transfer agent fees -- Class C                        310,439
-------------------------------------------------------------
Transfer agent fees -- Institutional Class             16,928
-------------------------------------------------------------
Trustees' fees                                         45,660
-------------------------------------------------------------
Other                                               1,226,503
=============================================================
    Total expenses                                 97,673,615
=============================================================
Less: Fees waived                                  (2,600,103)
-------------------------------------------------------------
    Expenses paid indirectly                         (195,843)
=============================================================
    Net expenses                                   94,877,669
=============================================================
Net investment income (loss)                      (30,526,740)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (516,230,924)
-------------------------------------------------------------
  Option contracts written                          6,689,775
=============================================================
                                                 (509,541,149)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                        (5,375,776,516)
-------------------------------------------------------------
  Foreign currencies                                      285
=============================================================
                                               (5,375,776,231)
=============================================================
Net gain (loss) from investment
  securities, foreign currencies and
  option contracts                             (5,885,317,380)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                   $(5,915,844,120)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

                             AIM CONSTELLATION FUND

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2001 and the year ended October 31, 2000 (Unaudited)

                                                                 APRIL 30,         OCTOBER 31,
                                                                   2001               2000
                                                              ---------------    ---------------
OPERATIONS:

  Net investment income (loss)                                $   (30,526,740)   $  (134,563,472)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                      (509,541,149)     3,997,300,240
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                  (5,375,776,231)     1,649,711,807
================================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (5,915,844,120)     5,512,448,575
================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (3,284,086,656)    (1,341,534,330)
------------------------------------------------------------------------------------------------
  Class B                                                        (239,713,283)       (59,304,397)
------------------------------------------------------------------------------------------------
  Class C                                                         (79,328,526)       (16,589,886)
------------------------------------------------------------------------------------------------
  Institutional Class                                             (47,688,484)       (23,400,833)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       2,694,311,556      1,156,513,412
------------------------------------------------------------------------------------------------
  Class B                                                         362,769,754        575,351,569
------------------------------------------------------------------------------------------------
  Class C                                                         109,301,685        231,744,660
------------------------------------------------------------------------------------------------
  Institutional Class                                              33,584,746        (16,568,699)
================================================================================================
    Net increase (decrease) in net assets                      (6,366,693,328)     6,018,660,071
================================================================================================

NET ASSETS:

  Beginning of period                                          21,307,141,865     15,288,481,794
================================================================================================
  End of period                                               $14,940,448,537    $21,307,141,865
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $13,209,768,419    $10,009,800,678
------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (31,179,343)          (652,603)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts          (519,226,514)     3,641,131,584
------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          2,281,085,975      7,656,862,206
================================================================================================
                                                              $14,940,448,537    $21,307,141,865
________________________________________________________________________________________________
================================================================================================

NOTES TO FINANCIAL STATEMENTS
April 30, 2001
(Unaudited)


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

                             AIM CONSTELLATION FUND

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions --Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

F. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. For the six months ended April 30, 2001, AIM waived fees of $2,600,103. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2001, AIM was paid $312,798 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund.

                             AIM CONSTELLATION FUND

During the six months ended April 30, 2001, AFS was paid $7,214,501 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $22,538,969, $5,536,972 and $1,811,648,
respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,926,908 from sales of the Class A shares of the Fund during the six months ended April 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2001, AIM Distributors received $220,015 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended April 30, 2001, the Fund paid legal fees of $13,056 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended April 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $195,843 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $195,843.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At April 30, 2001, securities with an aggregate value of $193,462,216 were on loan to brokers. The loans were secured by cash collateral of $198,895,341 received by the Fund and invested in affiliated money market funds as follows:
$50,627,523 in STIC Liquid Assets Portfolio and $148,267,818 in STIC Prime Portfolio. For the six months ended April 30, 2001, the Fund received fees of $500,384 for securities lending.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2001 was $6,869,437,127 and $6,571,669,703, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $3,197,787,336
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (920,242,642)
==========================================================
Net unrealized appreciation of investment
  securities                                $2,277,544,694
__________________________________________________________
==========================================================
Cost of investments for tax purposes is $12,683,307,977.

                             AIM CONSTELLATION FUND

NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2001 are summarized as follows:

                                                               CALL OPTION CONTRACTS
                                                              ------------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
                                                              ---------    -----------
Beginning of period                                                 --     $        --
--------------------------------------------------------------------------------------
Written                                                         15,000       6,689,775
--------------------------------------------------------------------------------------
Expired                                                        (15,000)     (6,689,775)
======================================================================================
End of period                                                       --     $        --
______________________________________________________________________________________
======================================================================================


NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2001 and the year ended October 31, 2000 were as follows:

                                                                      APRIL 30, 2001                   OCTOBER 31, 2000
                                                              ------------------------------    ------------------------------
                                                                SHARES           AMOUNT           SHARES           AMOUNT
                                                              -----------    ---------------    -----------    ---------------
Sold:
  Class A                                                      43,084,125    $ 1,264,773,285     86,430,817    $ 3,725,450,424
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       8,132,332        232,588,781     16,075,085        679,865,751
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,890,145         83,157,303      6,309,791        266,777,259
------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             729,969         24,116,234      3,694,065        165,186,338
==============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                     107,528,616      3,125,804,275     34,136,740      1,274,304,836
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       8,230,002        230,509,359      1,560,370         57,000,776
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,703,433         75,693,254        430,722         15,725,642
------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,529,945         47,137,606        593,714         23,119,167
==============================================================================================================================
Reacquired:
  Class A                                                     (60,460,764)    (1,696,266,004)   (90,168,284)    (3,843,241,848)
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,805,134)      (100,328,386)    (3,863,116)      (161,514,958)
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,848,624)       (49,548,872)    (1,210,375)       (50,758,241)
------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (1,289,124)       (37,669,094)    (4,750,277)      (204,874,204)
==============================================================================================================================
                                                              107,424,921    $ 3,199,967,741     49,239,252    $ 1,947,040,942
______________________________________________________________________________________________________________________________
==============================================================================================================================


NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 INSTITUTIONAL CLASS
                                                        ----------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                        YEAR ENDED OCTOBER 31,
                                                        APRIL 30,     --------------------------------------------------------
                                                           2001         2000        1999        1998        1997        1996
                                                        ----------    --------    --------    --------    --------    --------
Net asset value, beginning of period                     $  45.55     $  36.01    $  27.25    $  30.00    $  26.01    $  24.05
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               0.02        (0.09)      (0.01)         --        0.02        0.04
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            (11.55)       12.91        9.50       (0.65)       4.86        2.67
==============================================================================================================================
    Total from investment operations                       (11.53)       12.82        9.49       (0.65)       4.88        2.71
==============================================================================================================================
Less distributions from net realized gains                  (7.42)       (3.28)      (0.73)      (2.10)      (0.89)      (0.75)
==============================================================================================================================
Net asset value, end of period                           $  26.60     $  45.55    $  36.01    $  27.25    $  30.00    $  26.01
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(a)                                            (27.56)%      37.14%      35.46%      (1.85)%     19.42%      11.81%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $194,079     $288,097    $244,369    $189,039    $188,109    $293,035
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           0.64%(b)     0.65%       0.64%       0.63%       0.65%       0.66%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        0.67%(b)     0.68%       0.66%       0.65%       0.67%       0.67%
==============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     0.13%(b)    (0.18)%     (0.04)%     (0.01)%      0.06%       0.21%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                        42%          88%         62%         76%         67%         58%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $227,014,171.

                             AIM CONSTELLATION FUND

NOTE 11-CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed Ernst & Young LLP as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the two years ended October 31, 2000. The audit reports of KPMG LLP on the financial statements of the Fund for the two years ended October 31, 2000 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the two years ended October 31, 2000, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.
  Neither the Fund nor anyone on its behalf consulted with Ernst & Young LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

                             AIM CONSTELLATION FUND

ABOUT YOUR FUND'S BOARD

The board of trustees is elected by you to look after your interests as a mutual-fund shareholder. Trustees' responsibilities include choosing investment advisors for your fund; keeping an eye on performance, operations and expenses; making decisions regarding dividends and other duties.

  Nine of your fund's 10 trustees are independent. In other words, they have no affiliation with AIM except as independent fund trustees charged with representing the interest of fund investors. Representing a cross section of businesses and industries, they have achieved success and recognition in their respective fields. They bring their considerable expertise and experience to their positions as directors.

  Listed below are the members of the board of trustees of your mutual fund and their respective titles.

BOARD OF TRUSTEES                                 OFFICERS                                OFFICE OF THE FUND

Robert H. Graham                                  Robert H. Graham                        11 Greenway Plaza
Chairman, President and                           Chairman and President                  Suite 100
Chief Executive Officer                                                                   Houston, TX 77046
A I M Management Group Inc.                       Carol F. Relihan
                                                  Senior Vice President and Secretary     INVESTMENT ADVISOR
Bruce L. Crockett
Director                                          Gary T. Crum                            A I M Advisors, Inc.
ACE Limited;                                      Senior Vice President                   11 Greenway Plaza
Formerly Director, President, and                                                         Suite 100
Chief Executive Officer                           Edgar M. Larsen                         Houston, TX 77046
COMSAT Corporation                                Vice President
                                                                                          TRANSFER AGENT
Owen Daly II                                      Dana R. Sutton
Formerly Director                                 Vice President and Treasurer            A I M Fund Services, Inc.
Cortland Trust Inc.                                                                       P.O. Box 4739
                                                  Melville B. Cox                         Houston, TX 77210-4739
Albert R. Dowden                                  Vice President
Chairman of the Board of Directors,                                                       CUSTODIAN
The Cortland Trust and DHJ Media, Inc.; and       Mary J. Benson
Director, Magellan Insurance Company,             Assistant Vice President and            State Street Bank and Trust Company
Formerly Director, President and                  Assistant Treasurer                     225 Franklin Street
Chief Executive Officer,                                                                  Boston, MA 02110
Volvo Group North America, Inc.; and              Sheri Steward Morris
Senior Vice President, AB Volvo                   Assistant Vice President and            COUNSEL TO THE FUND
                                                  Assistant Treasurer
Edward K. Dunn Jr.                                                                        Ballard Spahr
Chairman, Mercantile Mortgage Corp.;              Juan E. Cabrera, Jr.                    Andrews & Ingersoll, LLP
Formerly Vice Chairman and President,             Assistant Secretary                     1735 Market Street
Mercantile-Safe Deposit & Trust Co.; and                                                  Philadelphia, PA 19103
President, Mercantile Bankshares                  Jim A. Coppedge
                                                  Assistant Secretary                     COUNSEL TO THE TRUSTEES
Jack M. Fields
Chief Executive Officer                           Renee A. Friedli                        Kramer, Levin, Naftalis & Frankel LLP
Texana Global, Inc.;                              Assistant Secretary                     919 Third Avenue
Formerly Member                                                                           New York, NY 10022
of the U.S. House of Representatives              P. Michelle Grace
                                                  Assistant Secretary                     DISTRIBUTOR
Carl Frischling
Partner                                           John H. Lively                          A I M Distributors, Inc.
Kramer, Levin, Naftalis & Frankel LLP             Assistant Secretary                     11 Greenway Plaza
                                                                                          Suite 100
Prema Mathai-Davis                                Nancy L. Martin                         Houston, TX 77046
Formerly Chief Executive Officer,                 Assistant Secretary
YWCA of the U.S.A.
                                                  Ofelia M. Mayo
Lewis F. Pennock                                  Assistant Secretary
Partner
Pennock & Cooper                                  Lisa A. Moss
                                                  Assistant Secretary
Louis S. Sklar
Executive Vice President                          Kathleen J. Pflueger
Hines Interests                                   Assistant Secretary
Limited Partnership
                                                  Stephen R. Rimes
                                                  Assistant Secretary

                                                  Timothy D. Yang
                                                  Assistant Secretary


                             AIM CONSTELLATION FUND

AIM WEINGARTEN FUND

AIM Weingarten Fund is for shareholders who seek long-term growth of capital through investments primarily in common stocks of leading U.S. companies considered by management to have strong earnings momentum.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:
o AIM Weingarten Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.
o Institutional Class average annual total returns for periods ended 4/30/01 were as follows: inception (10/8/91), 10.96%; five years, 9.24%; one year, -41.74%.
o In addition to the returns as of 4/30/01, industry regulations require us to provide average annual total returns for the Institutional Class shares as of 3/31/01, the most recent calendar quarter-end, which were as follows: inception (10/8/91), 10.21%; five years, 8.20%; one year, -49.12%.
o   Past performance cannot guarantee comparable future results.
o DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

                              AIM WEINGARTEN FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

ECONOMIC SLOWDOWN HURTS MARKET,
FUND PERFORMANCE

HOW DID AIM WEINGARTEN FUND PERFORM OVER THE LAST SIX MONTHS?
A slowing economy and declining corporate earnings growth caused investor nervousness to rise, major stock-market indexes to drop and fund performance to sink into negative territory during the six-month reporting period ended April 30, 2001. For that six-month period, the fund's total return for the Institutional Class shares was -33.65%.

WHAT WERE THE MAJOR TRENDS IN THE FINANCIAL MARKETS?
The last six months have taught many new investors an important lesson: the stock market sometimes declines. During the fourth quarter of 2000 and the first quarter of 2001, the booming stock market of the 1990s was humbled. Investors avoided large-cap growth stocks generally, and technology stocks in particular; some abandoned the stock market entirely, placing their investments in money market funds or bond funds.
    The Federal Reserve Board (the Fed), which spent much of 1999 and 2000 battling the perceived threat of inflation, suddenly found itself battling the very real threat of economic recession. In December 2000, the Fed publicly revealed that its recessionary worries exceeded its inflationary concerns. Four times during the reporting period--twice in January, once in March and again in April--the Fed lowered short-term interest rates by 50 basis points (for a total decrease of 200 basis points, or 2.0%) in a dramatic effort to revive a rapidly weakening economy. But the rate cuts caused the market to rally only briefly.
    April offered a respite from the drubbing growth stocks have taken in recent months--and offered hope that they may at last be poised for a rebound. Across all market capitalizations, value stocks outperformed growth stocks year-to-date as of April 30. But in April, by a wide margin, growth stocks outperformed value stocks across all capitalizations. The fund's total return for the Institutional Class shares for April was 7.56%.

WHAT CAUSED THE ECONOMY AND THE MARKETS TO WEAKEN?
The Fed's string of interest-rate increases, which began in June 1999, successfully slowed the economy--possibly more than intended. Economic growth slowed from 4.8% in the first quarter of 2000 to 1% in the fourth quarter; it increased somewhat to 1.3% in the first quarter of 2001. Those rate hikes made it more expensive for companies to borrow and expand. Interest-rate-sensitive telecom companies and manufacturers were particularly hurt by rising interest rates.
    Beginning in the fourth quarter of 2000, the number of earnings warnings and high-profile layoff announcements increased, unnerving investors and consumers. The dot-com collapse temporarily provided more viable businesses with a plentiful supply of almost-new telecom and Internet equipment; this resulted in sharply reduced demand for new technology-related equipment in the fourth quarter, prompting additional layoff announcements. Indeed, in April unemployment hit 4.5%--low by historical standards but a two-and-a-half-year high.

WHY WERE GROWTH STOCKS HURT SO SEVERELY?
Over the last year, investors tended to sell stocks they considered overvalued, regardless of those companies' growth rates. As a result, investors abandoned companies with rapidly growing earnings (and, thus, richer stock valuations) in favor of companies whose stocks they considered fairly valued or undervalued. Richly valued stocks of rapidly growing companies, many investors reasoned, had further to fall in a down market than lower-priced stocks of slower-growing companies.


                     -------------------------------------

                          APRIL OFFERED A RESPITE FROM

                     THE DRUBBING GROWTH STOCKS HAVE TAKEN

                         IN RECENT MONTHS--AND OFFERED

                         HOPE THAT THEY MAY AT LAST BE

                             POISED FOR A REBOUND.

                     -------------------------------------


    As a result, many of the fund's holdings, while still some of the fastest-growing companies in the market, have suffered severe valuation compression. However, it remains our belief--and our experience--that simple rules work best in the stock market: Faster-growing companies tend to outperform slower competitors over the long haul, and while manias or bubbles develop and corrections are required to deal with them, a consistent strategy of sticking with "profit winners" benefits investors over time.

HOW DID YOU MANAGE THE FUND IN RESPONSE TO DIFFICULT MARKET TRENDS?
During the reporting period:
o We increased our holdings slightly, from 71 to 77 stocks. We shifted out of large-cap stocks and increased our mid-cap holdings because we saw better earnings-growth prospects in the mid-cap area.
o We dramatically reduced our technology holdings; tech stocks accounted for 50.6% of the fund's total net assets on October 31, 2000, but only 16.7% on April 30, 2001. This reduction reflects some selling of tech stocks as well as the reduced valuations of those we continue to hold.


                              AIM WEINGARTEN FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

PORTFOLIO COMPOSITION
As of 4/30/01, based on total net assets

===============================================================================================
TOP 10 EQUITY HOLDINGS                      TOP 10 INDUSTRIES
-----------------------------------------------------------------------------------------------
 1. Dynegy Inc. - Class A      3.31%         1. Oil & Gas (Exploration & Production)    8.81%
 2. Freddie Mac                3.25          2. Natural Gas                             8.24
 3. Calpine Corp.              3.22          3. Financial (Diversified)                 7.90
 4. Fannie Mae                 3.17          4. Oil & Gas (Drilling & Equipment)        6.75
 5. IVAX Corp.                 2.65          5. Computers (Software & Services)         4.91
 6. Mirant Corp.               2.57          6. Health Care (Managed Care)              4.89
 7. Baker Hughes Inc.          2.33          7. Health Care (Hospital Management)       4.87
 8. First Data Corp.           2.26          8. Power Producers (Independent)           4.73
 9. Boeing Co. (The)           2.18          9. Aerospace/Defense                       4.07
10. UnitedHealth Group Inc.    2.17         10. Health Care (Drugs-Generic & Other)     3.98

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.

===============================================================================================


o We sharply increased our energy holdings from none at the beginning of the reporting period to 16.4% of total net assets at its close. Supply and processing constraints have kept oil and natural-gas prices firm, resulting in record profits for exploration and production, drilling and equipment and large integrated oil companies.
o We increased our utility holdings from 4.2% of the fund's total net assets at the beginning of the reporting period to 15.6% at its close. In an increasingly deregulated environment, independent power producers are seeing unparalleled new business opportunities and surging profits.

WHY HAVE YOU CHANGED THE PORTFOLIO SO DRAMATICALLY?
Now, as always, we define "growth stocks" as the stocks of the fastest-growing companies--whatever sector or industry they may be in. For now, energy, utility and health-care companies are enjoying healthy earnings growth even as many technology stocks are suffering.
    In the 1970s, the fund was dominated by energy and other natural-resources stocks. In the 1980s, we held a lot of consumer non-durable stocks such as Gillette, Coke, Pepsi and Phillip Morris (not current fund holdings). In the 1990s, of course, technology dominated. Why? Because tech companies were easily the fastest-growing in the economy. Today the portfolio contains fewer technology names and many more energy and health-care stocks.

                     -------------------------------------

                         IN AN INCREASINGLY DEREGULATED

                         ENVIRONMENT, INDEPENDENT POWER

                        PRODUCERS ARE SEEING UNPARALLELED

                           NEW BUSINESS OPPORTUNITIES

                              AND SURGING PROFITS.

                     -------------------------------------


    Keep in mind that we buy stocks on the basis of fundamental, bottom-up research--not big-picture bets about sectors or industries. It just so happens that following last year's technology correction, we see a good number of investment opportunities in the energy and health-care sectors. When we see better opportunities elsewhere, we'll adjust the portfolio as needed.

WHAT WERE MARKET CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?
At the close of the period, markets remained volatile and economic indicators remained mixed. After four interest-rate cuts, the Fed remained concerned about weakness in the economy. Historically, declining interest rates have been a powerful catalyst for reinvigorating the economy--precisely the medicine the stock market seems to require. A revitalized business climate could help to restore confidence in stocks generally and in growth stocks specifically.
    As a result of the stock-market correction, fund managers now see some of the most attractive stock valuations in years. Key economic indicators also were encouraging: inflation continued to be subdued, and unemployment--despite some recently announced high-profile layoffs--remained low. Despite the markets' short-term decline, fund managers believe that as in the past, the stocks of companies that deliver consistent earnings growth will be rewarded.


                              AIM WEINGARTEN FUND

SCHEDULE OF INVESTMENTS
April 30, 2001
(Unaudited)

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-99.10%

AEROSPACE/DEFENSE-4.07%

Boeing Co. (The)                     2,500,000   $  154,500,000
---------------------------------------------------------------
Lockheed Martin Corp.                3,800,000      133,608,000
===============================================================
                                                    288,108,000
===============================================================

BIOTECHNOLOGY-1.10%

Invitrogen Corp.(a)                  1,100,000       77,561,000
===============================================================

COMMUNICATIONS EQUIPMENT-1.84%

CIENA Corp.(a)                          45,000        2,477,700
---------------------------------------------------------------
Nokia Oyj-ADR (Finland)              2,628,000       89,851,320
---------------------------------------------------------------
Scientific-Atlanta, Inc.               652,400       37,663,052
===============================================================
                                                    129,992,072
===============================================================

COMPUTERS (SOFTWARE & SERVICES)-4.91%

BMC Software, Inc.(a)                2,775,000       67,127,250
---------------------------------------------------------------
Check Point Software Technologies
  Ltd. (Israel)(a)                   1,067,350       66,954,866
---------------------------------------------------------------
Computer Associates
  International, Inc.                2,510,000       80,796,900
---------------------------------------------------------------
Microsoft Corp.(a)                   1,966,600      133,237,150
===============================================================
                                                    348,116,166
===============================================================

CONSUMER FINANCE-0.96%

Countrywide Credit Industries, Inc.  1,600,000       68,272,000
===============================================================

DISTRIBUTORS (FOOD & HEALTH)-2.12%

AmeriSource Health Corp.-Class A(a)  1,450,000       78,300,000
---------------------------------------------------------------
Cardinal Health, Inc.                1,069,500       72,084,300
===============================================================
                                                    150,384,300
===============================================================

ELECTRIC COMPANIES-2.57%

Mirant Corp.(a)                      4,463,400      182,106,720
===============================================================

ELECTRICAL EQUIPMENT-1.27%

Symbol Technologies, Inc.            2,849,400       89,756,100
===============================================================

ELECTRONICS (INSTRUMENTATION)-1.36%

Waters Corp.(a)                      1,845,000       96,309,000
===============================================================

ELECTRONICS (SEMICONDUCTORS)-1.77%

Intel Corp.                          3,925,000      121,321,750
---------------------------------------------------------------
NVIDIA Corp.(a)                         45,500        3,790,150
===============================================================
                                                    125,111,900
===============================================================

EQUIPMENT (SEMICONDUCTOR)-3.48%

Applied Materials, Inc.(a)           1,199,500       65,492,700
---------------------------------------------------------------
Credence Systems Corp.(a)            1,438,000       34,152,500
---------------------------------------------------------------
KLA-Tencor Corp.(a)                  1,344,900       73,915,704
---------------------------------------------------------------
Teradyne, Inc.(a)                    1,856,500       73,331,750
===============================================================
                                                    246,892,654
===============================================================

                                                     MARKET
                                     SHARES          VALUE
FINANCIAL (DIVERSIFIED)-7.90%

Ambac Financial Group, Inc.            308,700   $   16,611,147
---------------------------------------------------------------
Fannie Mae                           2,800,000      224,728,000
---------------------------------------------------------------
Freddie Mac                          3,500,000      230,300,000
---------------------------------------------------------------
J.P. Morgan Chase & Co.              1,837,500       88,163,250
===============================================================
                                                    559,802,397
===============================================================

GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-0.61%

Harrah's Entertainment, Inc.(a)        309,100       10,663,950
---------------------------------------------------------------
International Game Technology(a)       579,700       32,422,621
===============================================================
                                                     43,086,571
===============================================================

HEALTH CARE (DIVERSIFIED)-2.65%

IVAX Corp.(a)                        4,682,600      187,538,130
===============================================================

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-3.98%

Biovail Corp. (Canada)(a)            1,895,000       74,435,600
---------------------------------------------------------------
Forest Laboratories, Inc.(a)         1,240,000       75,826,000
---------------------------------------------------------------
King Pharmaceuticals, Inc.(a)        1,405,500       59,213,715
---------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd.-ADR (Israel)                  1,330,000       72,418,500
===============================================================
                                                    281,893,815
===============================================================

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-2.28%

Allergan, Inc.                       1,209,500       91,922,000
---------------------------------------------------------------
Pfizer Inc.                          1,609,800       69,704,340
===============================================================
                                                    161,626,340
===============================================================

HEALTH CARE (HOSPITAL
  MANAGEMENT)-4.87%

HCA-Healthcare Co. (The)             3,315,000      128,290,500
---------------------------------------------------------------
Tenet Healthcare Corp.(a)            3,250,000      145,080,000
---------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)                      800,600       71,861,856
===============================================================
                                                    345,232,356
===============================================================

HEALTH CARE (MANAGED CARE)-4.89%

Caremark Rx, Inc.(a)                 2,274,500       36,050,825
---------------------------------------------------------------
Oxford Health Plans, Inc.(a)         3,220,000      100,142,000
---------------------------------------------------------------
Trigon Healthcare, Inc.(a)             936,300       56,374,623
---------------------------------------------------------------
UnitedHealth Group Inc.              2,350,000      153,878,000
===============================================================
                                                    346,445,448
===============================================================

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.81%

Baxter International Inc.            1,410,000      128,521,500
===============================================================

HEALTH CARE (SPECIALIZED
  SERVICES)-2.31%

Laboratory Corp. of America
  Holdings(a)                          540,000       76,140,000
---------------------------------------------------------------

                              AIM WEINGARTEN FUND

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (SPECIALIZED SERVICES)-(CONTINUED)

Quest Diagnostics Inc.(a)              710,000   $   87,472,000
===============================================================
                                                    163,612,000
===============================================================

INSURANCE (MULTI-LINE)-1.15%

American International Group,
  Inc.                               1,000,000       81,800,000
===============================================================

LEISURE TIME (PRODUCTS)-1.20%

Harley-Davidson, Inc.                1,847,000       85,128,230
===============================================================

MANUFACTURING (DIVERSIFIED)-2.09%

United Technologies Corp.            1,900,000      148,352,000
===============================================================

NATURAL GAS-8.24%

Dynegy Inc.-Class A                  4,055,500      234,610,675
---------------------------------------------------------------
El Paso Corp.                        2,230,000      153,424,000
---------------------------------------------------------------
Enron Corp.                            882,000       55,319,040
---------------------------------------------------------------
Williams Cos., Inc. (The)            3,338,900      140,801,413
===============================================================
                                                    584,155,128
===============================================================

OIL (DOMESTIC INTEGRATED)-0.80%

Amerada Hess Corp.                     271,200       23,730,000
---------------------------------------------------------------
Unocal Corp.                           870,800       33,229,728
===============================================================
                                                     56,959,728
===============================================================

OIL & GAS (DRILLING & EQUIPMENT)-6.75%

Baker Hughes Inc.                    4,208,000      165,332,320
---------------------------------------------------------------
BJ Services Co.(a)                     930,000       76,492,500
---------------------------------------------------------------
Nabors Industries, Inc.(a)           1,540,000       91,814,800
---------------------------------------------------------------
Noble Drilling Corp.(a)              1,444,000       70,034,000
---------------------------------------------------------------
Weatherford International, Inc.(a)   1,279,800       74,522,754
===============================================================
                                                    478,196,374
===============================================================

OIL & GAS (EXPLORATION &
  PRODUCTION)-8.81%

Alberta Energy Co. Ltd. (Canada)       720,000       35,417,521
---------------------------------------------------------------
Anadarko Petroleum Corp.             2,046,600      132,251,292
---------------------------------------------------------------
Apache Corp.                         1,225,000       78,351,000
---------------------------------------------------------------
Burlington Resources Inc.            2,343,700      110,646,077
---------------------------------------------------------------
Devon Energy Corp.                   1,150,000       67,861,500
---------------------------------------------------------------
EOG Resources, Inc.                  1,386,100       64,301,179
---------------------------------------------------------------
Kerr-McGee Corp.                     1,100,000       78,815,000
---------------------------------------------------------------
Talisman Energy Inc. (Canada)(a)     1,384,900       56,447,400
===============================================================
                                                    624,090,969
===============================================================

                                                     MARKET
                                     SHARES          VALUE
POWER PRODUCERS (INDEPENDENT)-4.73%

AES Corp. (The)(a)                   2,254,400   $  107,467,248
---------------------------------------------------------------
Calpine Corp.(a)                     4,000,000      227,960,000
===============================================================
                                                    335,427,248
===============================================================

RETAIL (DEPARTMENT STORES)-0.60%

Kohl's Corp.(a)                        700,000       42,742,000
===============================================================

RETAIL (DRUG STORES)-0.92%

CVS Corp.                            1,100,000       64,845,000
===============================================================

RETAIL (SPECIALTY)-1.26%

Bed Bath & Beyond Inc.(a)            3,158,800       89,457,216
===============================================================

SAVINGS & LOAN COMPANIES-0.74%

Washington Mutual, Inc.              1,046,300       52,241,759
===============================================================

SERVICES (COMMERCIAL & CONSUMER)-1.74%

Cendant Corp.(a)                     6,939,200      123,101,408
===============================================================

SERVICES (COMPUTER SYSTEMS)-1.06%

SunGard Data Systems Inc.(a)         1,360,000       75,167,200
===============================================================

SERVICES (DATA PROCESSING)-2.26%

DST Systems, Inc.(a)                     5,700          279,984
---------------------------------------------------------------
First Data Corp.                     2,370,000      159,832,800
===============================================================
                                                    160,112,784
===============================================================
    Total Common Stocks & Other
      Equity Interests (Cost
      $6,410,608,167)                             7,022,145,513
===============================================================
                                    PRINCIPAL
                                     AMOUNT
U.S. TREASURY SECURITIES-0.17%

U.S. TREASURY BILLS-0.17%

4.37%, 06/21/01 (Cost
  $11,923,160)(b)                  $12,000,000       11,941,320
===============================================================
                                     SHARES
MONEY MARKET FUNDS-2.26%

STIC Liquid Assets Portfolio(c)     79,988,542       79,988,542
---------------------------------------------------------------
STIC Prime Portfolio(c)             79,988,542       79,988,542
===============================================================
    Total Money Market Funds
      (Cost $159,977,084)                           159,977,084
===============================================================
TOTAL INVESTMENTS-101.53% (Cost
  $6,582,508,411)                                 7,194,063,917
===============================================================
OTHER ASSETS LESS
  LIABILITIES-(1.53)%                              (108,664,215)
===============================================================
NET ASSETS-100.00%                               $7,085,399,702
_______________________________________________________________
===============================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                              AIM WEINGARTEN FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $6,582,508,411)*                             $7,194,063,917
-------------------------------------------------------------
Foreign currencies, at value (cost
  $10,471,381)                                     10,538,770
-------------------------------------------------------------
Receivables for:
  Investments sold                                 50,857,858
-------------------------------------------------------------
  Fund shares sold                                  6,423,609
-------------------------------------------------------------
  Dividends                                         2,810,729
-------------------------------------------------------------
Investment for deferred compensation plan             197,239
-------------------------------------------------------------
Collateral for securities loaned                  352,006,750
-------------------------------------------------------------
Other assets                                          361,087
=============================================================
    Total assets                                7,617,259,959
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                           161,088,661
-------------------------------------------------------------
  Fund shares reacquired                           13,897,860
-------------------------------------------------------------
  Deferred compensation plan                          197,239
-------------------------------------------------------------
  Collateral upon return of securities loaned     352,006,750
-------------------------------------------------------------
Accrued administrative services fees                   28,041
-------------------------------------------------------------
Accrued distribution fees                           3,150,358
-------------------------------------------------------------
Accrued transfer agent fees                         1,487,597
-------------------------------------------------------------
Accrued trustees' fees                                  3,751
=============================================================
  Total liabilities                               531,860,257
=============================================================
Net assets applicable to shares outstanding    $7,085,399,702
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                        $5,600,633,450
_____________________________________________________________
=============================================================
Class B                                        $1,265,755,681
_____________________________________________________________
=============================================================
Class C                                        $  208,398,753
_____________________________________________________________
=============================================================
Institutional Class                            $   10,611,818
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                           351,868,093
_____________________________________________________________
=============================================================
Class B                                            84,523,831
_____________________________________________________________
=============================================================
Class C                                            13,901,134
_____________________________________________________________
=============================================================
Institutional Class                                   642,640
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                    $        15.92
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $15.92 divided by
      94.50%)                                  $        16.85
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $        14.98
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $        14.99
_____________________________________________________________
=============================================================
Institutional Class
  Net asset value and offering price per
    share                                      $        16.51
_____________________________________________________________
=============================================================

* At April 30, 2001, securities with an aggregate market value of $348,911,632 were on loan to brokers.

STATEMENT OF OPERATIONS
For the six months ended April 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $24,207)                                    $    16,465,091
-------------------------------------------------------------
Dividends from affiliated money market funds       12,145,953
-------------------------------------------------------------
Interest                                              120,308
-------------------------------------------------------------
Security lending income                               182,222
=============================================================
    Total investment income                        28,913,574
=============================================================

EXPENSES:

Advisory fees                                      26,775,490
-------------------------------------------------------------
Administrative services fees                          186,476
-------------------------------------------------------------
Custodian fees                                        207,599
-------------------------------------------------------------
Distribution fees -- Class A                       10,071,986
-------------------------------------------------------------
Distribution fees -- Class B                        7,416,424
-------------------------------------------------------------
Distribution fees -- Class C                        1,187,707
-------------------------------------------------------------
Transfer agent fees -- Class A                      6,792,585
-------------------------------------------------------------
Transfer agent fees -- Class B                      1,595,482
-------------------------------------------------------------
Transfer agent fees -- Class C                        255,509
-------------------------------------------------------------
Transfer agent fees -- Institutional Class              1,001
-------------------------------------------------------------
Trustees' fees                                         22,891
-------------------------------------------------------------
Other                                               1,300,373
=============================================================
    Total expenses                                 55,813,523
=============================================================
Less: Fees waived                                    (449,233)
-------------------------------------------------------------
    Expenses paid indirectly                          (99,970)
=============================================================
    Net expenses                                   55,264,320
=============================================================
Net investment income (loss)                      (26,350,746)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FOREIGN CURRENCY CONTRACTS AND FUTURES
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                        (1,720,189,959)
-------------------------------------------------------------
  Foreign currencies                                 (770,561)
-------------------------------------------------------------
  Futures contracts                                (7,745,219)
=============================================================
                                               (1,728,705,739)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                        (2,021,355,850)
-------------------------------------------------------------
  Foreign currencies                                  604,220
-------------------------------------------------------------
  Foreign currency contracts                         (125,025)
=============================================================
                                               (2,020,876,655)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies, foreign currency
  contracts and futures contracts              (3,749,582,394)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                   $(3,775,933,140)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

                              AIM WEINGARTEN FUND

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2001 and the year ended October 31, 2000 (Unaudited)

                                                                 APRIL 30,         OCTOBER 31,
                                                                   2001               2000
                                                              ---------------    ---------------
OPERATIONS:

  Net investment income (loss)                                $   (26,350,746)   $   (68,599,290)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and futures contracts                   (1,728,705,739)     1,506,816,288
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and foreign
    currency contracts                                         (2,020,876,655)      (520,884,199)
================================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (3,775,933,140)       917,332,799
================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (1,121,090,951)      (912,274,100)
------------------------------------------------------------------------------------------------
  Class B                                                        (257,805,497)      (156,090,644)
------------------------------------------------------------------------------------------------
  Class C                                                         (40,606,317)       (13,701,366)
------------------------------------------------------------------------------------------------
  Institutional Class                                              (2,238,331)       (12,672,994)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         771,319,851        927,796,775
------------------------------------------------------------------------------------------------
  Class B                                                         261,047,264        724,966,056
------------------------------------------------------------------------------------------------
  Class C                                                          54,004,763        221,312,749
------------------------------------------------------------------------------------------------
  Institutional Class                                                 182,369       (100,840,055)
================================================================================================
    Net increase (decrease) in net assets                      (4,111,119,989)     1,595,829,220
================================================================================================

NET ASSETS:

  Beginning of period                                          11,196,519,691      9,600,690,471
================================================================================================
  End of period                                               $ 7,085,399,702    $11,196,519,691
________________________________________________________________________________________________
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 8,236,691,297    $ 7,150,137,050
------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (26,738,973)          (388,227)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and futures contracts       (1,736,028,685)     1,414,418,150
------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and foreign currency contracts                     611,476,063      2,632,352,718
================================================================================================
                                                              $ 7,085,399,702    $11,196,519,691
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

                              AIM WEINGARTEN FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2001
(Unaudited)


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Weingarten Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                              AIM WEINGARTEN FUND

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

H. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. During the six months ended April 30, 2001, AIM waived fees of $449,233. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2001, AIM was paid $186,476 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2001, AFS was paid $4,396,677 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $10,071,986, $7,416,424 and $1,187,707,
respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,045,092 from sales of the Class A shares of the Fund during the six months ended April 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2001, AIM Distributors received $103,708 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended April 30, 2001, the Fund paid legal fees of $7,517 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended April 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $99,970 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $99,970.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

                              AIM WEINGARTEN FUND

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At April 30, 2001, securities with an aggregate value of $348,911,632 were on loan to brokers. The loans were secured by cash collateral of $352,006,750 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the six months ended April 30, 2001, the Fund received fees of $182,222 for securities lending.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2001 was $11,846,219,973 and $11,287,481,076, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $ 726,954,501
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (115,398,995)
=========================================================
Net unrealized appreciation of investment
  securities                                $ 611,555,506
_________________________________________________________
=========================================================
Investments have the same cost for tax and financial
  statement purposes.


NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2001 and the year ended October 31, 2000 were as follows:

                                                                     APRIL 30, 2001                   OCTOBER 31, 2000
                                                              -----------------------------    ------------------------------
                                                                SHARES           AMOUNT          SHARES           AMOUNT
                                                              -----------    --------------    -----------    ---------------
Sold:
  Class A                                                      20,253,478    $  390,980,992     38,693,394    $ 1,218,409,892
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       9,755,565       182,381,604     26,508,143        797,286,477
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,966,872        56,008,664      8,102,015        244,073,425
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              59,545         1,229,869      1,045,908         33,206,382
=============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      50,737,350     1,049,724,285     29,963,538        854,837,292
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      12,576,020       245,343,090      5,414,678        148,085,997
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,001,959        39,098,265        480,423         13,149,166
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              98,123         2,101,806        428,931         12,554,823
=============================================================================================================================
Reacquired:
  Class A                                                     (36,868,726)     (669,385,426)   (36,659,424)    (1,145,450,409)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (9,664,363)     (166,677,430)    (7,393,719)      (220,406,418)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,301,702)      (41,102,166)    (1,209,352)       (35,909,842)
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (157,616)       (3,149,306)    (4,771,038)      (146,601,260)
=============================================================================================================================
                                                               49,456,505    $1,086,554,247     60,603,497    $ 1,773,235,525
_____________________________________________________________________________________________________________________________
=============================================================================================================================

                              AIM WEINGARTEN FUND

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     INSTITUTIONAL CLASS
                                                              ------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                      YEAR ENDED OCTOBER 31,
                                                              APRIL 30,     ----------------------------------------------------
                                                                 2001       2000(a)      1999       1998       1997       1996
                                                              ----------    -------    --------    -------    -------    -------
Net asset value, beginning of period                           $ 29.00      $ 28.96    $  22.18    $ 23.05    $ 20.46    $ 20.48
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.00        (0.06)       0.02       0.10       0.08       0.17
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (8.95)        3.29        8.32       2.43       4.90       2.52
================================================================================================================================
    Total from investment operations                             (8.95)        3.23        8.34       2.53       4.98       2.69
================================================================================================================================
Less distributions:
  Dividends from net investment income                              --           --       (0.10)        --      (0.15)        --
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (3.54)       (3.19)      (1.46)     (3.40)     (2.24)     (2.71)
================================================================================================================================
    Total distributions                                          (3.54)       (3.19)      (1.56)     (3.40)     (2.39)     (2.71)
================================================================================================================================
Net asset value, end of period                                 $ 16.51      $ 29.00    $  28.96    $ 22.18    $ 23.05    $ 20.46
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                 (33.65)%      11.07%      39.20%     12.79%     27.37%     15.34%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $10,612      $18,634    $114,076    $72,884    $62,124    $60,483
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.68%(c)     0.64%       0.63%      0.62%      0.64%      0.65%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             0.69%(c)     0.68%       0.68%      0.67%      0.68%      0.68%
================================================================================================================================
Ratio of net investment income (loss) to average net assets       0.01%(c)    (0.04)%      0.02%      0.49%      0.50%      0.80%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                            136%         145%        124%       125%       128%       159%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $13,417,147.

NOTE 10-CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed Ernst & Young LLP as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the two years ended October 31, 2000. The audit reports of KPMG LLP on the financial statements of the Fund for the two years ended October 31, 2000 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the two years ended October 31, 2000, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.
  Neither the Fund nor anyone on its behalf consulted with Ernst & Young LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

                              AIM WEINGARTEN FUND

ABOUT YOUR FUND'S BOARD

The board of trustees is elected by you to look after your interests as a mutual-fund shareholder. Trustees' responsibilities include choosing investment advisors for your fund; keeping an eye on performance, operations and expenses; making decisions regarding dividends and other duties.

  Nine of your fund's 10 trustees are independent. In other words, they have no affiliation with AIM except as independent fund trustees charged with representing the interest of fund investors. Representing a cross section of businesses and industries, they have achieved success and recognition in their respective fields. They bring their considerable expertise and experience to their positions as directors.

  Listed below are the members of the board of trustees of your mutual fund and their respective titles.

BOARD OF TRUSTEES                              OFFICERS                              OFFICE OF THE FUND

Robert H. Graham                               Robert H. Graham                      11 Greenway Plaza
Chairman, President and                        Chairman and President                Suite 100
Chief Executive Officer                                                              Houston, TX 77046
A I M Management Group Inc.                    Carol F. Relihan
                                               Senior Vice President and Secretary   INVESTMENT ADVISOR
Bruce L. Crockett
Director                                       Gary T. Crum                          A I M Advisors, Inc.
ACE Limited;                                   Senior Vice President                 11 Greenway Plaza
Formerly Director, President, and                                                    Suite 100
Chief Executive Officer                        Edgar M. Larsen                       Houston, TX 77046
COMSAT Corporation                             Vice President
                                                                                     TRANSFER AGENT
Owen Daly II                                   Dana R. Sutton
Formerly Director                              Vice President and Treasurer          A I M Fund Services, Inc.
Cortland Trust Inc.                                                                  P.O. Box 4739
                                               Melville B. Cox                       Houston, TX 77210-4739
Albert R. Dowden                               Vice President
Chairman of the Board of Directors,                                                  CUSTODIAN
The Cortland Trust and DHJ Media, Inc.; and    Mary J. Benson
Director, Magellan Insurance Company,          Assistant Vice President and          State Street Bank and Trust Company
Formerly Director, President and               Assistant Treasurer                   225 Franklin Street
Chief Executive Officer,                                                             Boston, MA 02110
Volvo Group North America, Inc.; and           Sheri Steward Morris
Senior Vice President, AB Volvo                Assistant Vice President and          COUNSEL TO THE FUND
                                               Assistant Treasurer
Edward K. Dunn Jr.                                                                   Ballard Spahr
Chairman, Mercantile Mortgage Corp.;           Juan E. Cabrera, Jr.                  Andrews & Ingersoll, LLP
Formerly Vice Chairman and President,          Assistant Secretary                   1735 Market Street
Mercantile-Safe Deposit & Trust Co.; and                                             Philadelphia, PA 19103
President, Mercantile Bankshares               Jim A. Coppedge
                                               Assistant Secretary                   COUNSEL TO THE TRUSTEES
Jack M. Fields
Chief Executive Officer                        Renee A. Friedli                      Kramer, Levin, Naftalis & Frankel LLP
Texana Global, Inc.;                           Assistant Secretary                   919 Third Avenue
Formerly Member                                                                      New York, NY 10022
of the U.S. House of Representatives           P. Michelle Grace
                                               Assistant Secretary                   DISTRIBUTOR
Carl Frischling
Partner                                        John H. Lively                        A I M Distributors, Inc.
Kramer, Levin, Naftalis & Frankel LLP          Assistant Secretary                   11 Greenway Plaza
                                                                                     Suite 100
Prema Mathai-Davis                             Nancy L. Martin                       Houston, TX 77046
Formerly Chief Executive Officer,              Assistant Secretary
YWCA of the U.S.A.
                                               Ofelia M. Mayo
Lewis F. Pennock                               Assistant Secretary
Partner
Pennock & Cooper                               Lisa A. Moss
                                               Assistant Secretary
Louis S. Sklar
Executive Vice President                       Kathleen J. Pflueger
Hines Interests                                Assistant Secretary
Limited Partnership
                                               Stephen R. Rimes
                                               Assistant Secretary

                                               Timothy D. Yang
                                               Assistant Secretary


                              AIM WEINGARTEN FUND

                                                        [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--

                                                                       INS-SAR-1

A I M Distributors, Inc.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1188